March 31, 2003

       Oppenheimer
       Strategic Income Fund



                                                                     Semiannual
                                                                       Report
                                                                     ----------
                                                                     Management
                                                                    Commentaries



Fund Highlights

Performance Update

Investment Strategy Discussion

Financial Statements

"During a period in which stocks continued to decline and some sectors of the bond market provided yields hovering near historical lows, we are satisfied that our multi-sector approach to fixed-income investing produced attractive total returns, including a competitive income and positive price appreciation."

                                                        [LOGO]
                                                        OPPENHEIMER FUNDS(R)
                                                        THE RIGHT WAY TO INVEST

HIGHLIGHTS
--------------------------------------------------------------------------------

Fund Objective
Oppenheimer Strategic Income Fund seeks high current income by investing mainly in debt securities.

Fund Highlight
The Fund's Class A shares ranked #58/113 and #32/84, respectively, for its peer group of Multi Sector Income funds for the one- and five-year periods ended March 31, 2003. Over the 10-year period, the Fund produced even better relative results, ranking in the top 20%, #4/25. 1

    CONTENTS

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Manager

 8  Financial
    Statements

66  Trustees and Officers




Cumulative Total Returns*

          For the 6-Month Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
-------------------------------------
Class A   8.69%        3.53%
-------------------------------------
Class B   8.25         3.25
-------------------------------------
Class C   8.31         7.31
-------------------------------------
Class N   8.52         7.52
-------------------------------------
Class Y   8.68


-------------------------------------
Average Annual Total Returns*

          For the 1-Year Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
-------------------------------------
Class A   9.10%        3.92%
-------------------------------------
Class B   8.56         3.56
-------------------------------------
Class C   8.62         7.62
-------------------------------------
Class N   9.11         8.11
-------------------------------------
Class Y   9.44


-------------------------------------
Standardized Yields 2

For the 30 Days Ended 3/31/03
-------------------------------------
Class A        6.36%
-------------------------------------
Class B        6.00
-------------------------------------
Class C        5.75
-------------------------------------
Class N        4.16
-------------------------------------
Class Y        6.03

1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. Lipper ranking is for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.

2. Standardized yield is based on net investment income for the 30-day period ended March 31, 2003. Falling share prices will tend to artificially raise yields.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details. Past performance is no guarantee of future results.

LETTER TO SHAREHOLDERS

Dear Shareholder,



It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles--investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,

/S/ JAMES C. SWAIN           /S/ JOHN V. MURPHY
James C. Swain               John V. Murphy
April 22, 2003

[PHOTOS]

James C. Swain
Chairman
Oppenheimer
Strategic Income Fund

John V. Murphy
President
Oppenheimer
Strategic Income Fund



These general market views represent opinions of OppenheimerFunds, Inc.
and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.



                     1 | OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q

How did Oppenheimer Strategic Income Fund perform during the six-month period that ended March 31, 2003?
A. We are generally pleased with the Fund's performance. During a period in which stocks continued to decline and some sectors of the bond market provided yields hovering near historical lows, we are satisfied that our multi-sector approach to fixed-income investing produced attractive total returns, including a competitive income and positive price appreciation.

Why have bonds generally performed well while stocks have continued to decline? Interest-rate sensitive bonds, such as U.S. Treasury securities and most foreign government bonds, gained value as interest rates have continued to decline in a generally weak global economy. However, we believe that yields of U.S. Treasury securities have fallen to unattractively low levels for most income-oriented investors. The U.S. Federal Reserve Board reduced key short-term interest rates in November 2002 by a half point to just 1.25%, citing corporate scandals and war fears. Several other central banks have also reduced interest rates.
   Bonds that respond more to the perceived credit quality of their issuers, such as high-yield corporate bonds, also generally gained value. After falling to historically low levels earlier in 2002, high-yield bond prices advanced during the reporting period as investors became more comfortable with the financial condition of many issuers, especially those that have reduced their borrowing costs and strengthened their balance sheets. In many cases, corporations have used capital previously reserved for stock buy-backs to pay down their outstanding debt. However, their stocks have generally continued to decline, reflecting equity investors' concerns regarding sluggish corporate earnings growth.

What influences drove the Fund's performance during the reporting period? The Fund's high-yield corporate bonds provided the greatest contribution to performance. In our view, corporate bonds began the reporting period with attractive valuations, and the

[SIDEBAR]
Portfolio Manager
Art Steinmetz

                     2 | OPPENHEIMER STRATEGIC INCOME FUND

Fund's relatively heavy exposure to this area boosted its returns. We focused particularly on bonds from energy companies that we expected to benefit from rising oil and gas prices. We also favored utilities that, in our view, were taking appropriate steps toward reducing their debt loads, and industrial companies that appeared poised to take advantage of greater economic growth.
   However, the Fund's performance might have been stronger had we not reduced its exposure to international bonds early in the reporting period. We did so because we were concerned that escalating hostilities in the Middle East might lead to greater volatility in international bond markets, as has often been the case in the past. However, despite rising geopolitical tensions, international bonds continued to gain value as interest rates fell. International bonds also rose in value for U.S. investors as major foreign currencies, such as the euro and yen, gained value relative to the U.S. dollar. Bonds from issuers in the emerging markets enjoyed especially robust returns, but their positive effects on the Fund's performance were muted because we reduced our position in this area.

The Fund now contains some investment-grade corporate bonds. Isn't that a departure from past practices?
Yes. In fact, the reporting period marked the Fund's first position in investment-grade corporate bonds. Historically, we have employed a "barbell" strategy that balances high-yield bonds with U.S. government securities. However, during the reporting period we added bonds rated triple-B, the lowest investment-grade credit rating, after their yields rose (and prices fell) to levels that we considered compelling compared to historical norms. We believe these bonds will gain value as their yields move closer to historical norms.

What contribution did U.S. government securities make to the Fund's performance? U.S. Treasuries continued to benefit from falling interest rates and robust demand from risk-averse investors. However, we maintained the Fund's weighted average maturity for these

[SIDEBAR]
"Despite rising geopolitical tensions, international bonds continued to gain value as interest rates fell."


                     3 | OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

securities at points that were shorter than those of its peer group. That's because we believed throughout the reporting period that the risk of higher interest rates was greater than the benefits of potentially lower interest rates. This relatively defensive posture prevented the Fund from fully participating in the U.S. Treasury market's rally.
   Similarly, while mortgage-backed securities from U.S. government agencies have performed relatively well, we have been concerned about potentially lower prepayment rates on their effective maturities. Therefore, we have gradually reduced the Fund's exposure to these securities to an underweighted position.

Why was the Fund's dividend yield reduced again in February 2003?
The Fund's dividend distribution rate was reduced to reflect lower yields among many fixed-income securities, ranging from U.S. Treasuries to high-yield corporates. However, we believe that the Fund's yield should be considered in the context of inflation. Because inflationary pressures have largely been absent, the Fund's "real" yield remained relatively high and the purchasing power of its income stream remained relatively strong.

What is your outlook for the foreseeable future?
   We have positioned the Fund to benefit from stronger economic growth, which we believe is likely to occur after the war with Iraq is resolved. Accordingly, we have continued to emphasize corporate bonds, which we expect to gain value as credit concerns subside. At the same time, we have generally de-emphasized U.S. and foreign government bonds because of concerns that potentially higher interest rates could erode their value. Nonetheless, even in today's low interest rate environment, we have continued to focus on generating competitive levels of income. In our view, that focus is central to what makes Oppenheimer Strategic Income Fund part of The Right Way to Invest.


Average Annual Total Returns with Sales Charge

For the Periods Ended 3/31/03 3

Class A
1-Year  5-Year 10-Year
-------------------------------------------
3.92%   2.87%  5.97%

Class B
1-Year  5-Year 10-Year
-------------------------------------------
3.56%   2.86%  6.02%

Class C        Since
1-Year  5-Year Inception
-------------------------------------------
7.62%   3.16%  5.64%

Class N        Since
1-Year  5-Year Inception
-------------------------------------------
8.11%   N/A    4.88%

Class Y        Since
1-Year  5-Year Inception
-------------------------------------------
9.44%   4.18%  4.39%

3. See Notes on page 6 for further details.


                     4 | OPPENHEIMER STRATEGIC INCOME FUND

Corporate Bonds & Notes--Top Ten Industries 5
--------------------------------------------------------------
Media                                                    5.2%
--------------------------------------------------------------
Hotels, Restaurants & Leisure                            2.8
--------------------------------------------------------------
Diversified Telecommunication Services                   2.7
--------------------------------------------------------------
Wireless Telecommunication Services                      2.5
--------------------------------------------------------------
Oil & Gas                                                2.2
--------------------------------------------------------------
Commercial Services & Supplies                           1.9
--------------------------------------------------------------
Containers &Packaging                                    1.5
--------------------------------------------------------------
Chemicals                                                1.4
--------------------------------------------------------------
Diversified Financials                                   1.3
--------------------------------------------------------------
Electric Utilities                                       1.3


Portfolio Allocation 4
[PIE CHART]
o  Corporate
   Bonds           32.8%
o  Mortgage-
   Backed
   Bonds           30.3
o  Foreign
   Government
   Bonds           19.2
o  Other Bonds      7.5
o  U.S.
   Government
   Bonds            7.1
o  Cash
   Equivalents      1.5
o  Stocks           1.1
o  Derivatives      0.5


4. Portfolio's holdings and allocations are subject to change. Percentages are as of March 31, 2003, and are dollar-weighted based on total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
5. Portfolio's holdings and allocations are subject to change. Percentages are as of March 31, 2003, and are based on net assets.


                     5 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES


In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     6 | OPPENHEIMER STRATEGIC INCOME FUND

                                                        Financial Statements
                                                                  Pages 8-65








                     7 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  March 31, 2003 / Unaudited

                                                                                      Principal   Market Value
                                                                                        Amount     See Note 1
---------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities--2.7%
 American Money Management Corp., Commercial Debt Obligations
 Sub. Bonds, Series I, Cl. D1, 13.602%, 1/15/12 1                                    $ 8,642,914   $ 3,889,311
---------------------------------------------------------------------------------------------------------------
 Asset Backed Securities Corp., Home Equity Loan Trust Asset-Backed
 Pass-Through Certificates, Series 2001-HE1, Cl. B, 3.78%, 4/15/31 2                   5,000,000     4,852,831
---------------------------------------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
 Certificates, Series 2003-A, Cl. AF1, 1.836%, 10/25/17                                2,690,000     2,690,420
---------------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
 Mtg. Obligations, Series 2003-1, Cl. AF1, 1.94%, 1/25/33 1                            7,883,675     7,885,075
---------------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Home Equity Loan
 Pass-Through Certificates:
 Series 1999-F, Cl. A3, 6.97%, 10/15/30                                                1,488,049     1,495,688
 Series 2001-D, Cl. M2, 3.03%, 11/15/32 1,2                                            8,500,000     8,234,804
---------------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Manufactured Housing Contract
 Sr. Sub. Pass-Through Certificates, Series 2000-2, Cl. M2, 10.32%, 12/1/30 1          5,000,000     2,503,125
---------------------------------------------------------------------------------------------------------------
 Consumer Credit Reference Index Securities Program, Credit Card
 Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 1                 15,000,000    15,623,438
---------------------------------------------------------------------------------------------------------------
 Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
 Certificates, Series 2000-1, Cl. BV, 3.405%, 3/25/31 1,2                              5,033,000     4,986,195
---------------------------------------------------------------------------------------------------------------
 DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2, 11.96%, 4/15/11 1,3,4   15,000,000         1,500
---------------------------------------------------------------------------------------------------------------
 DVI Receivables Corp., Equipment Asset-Backed Certificates,
 Series 2001-2, Cl. C, 4.405%, 11/11/09                                                3,701,934     3,816,493
---------------------------------------------------------------------------------------------------------------
 Embarcadero Aircraft Securitization Trust, Airplane Collateral
 Obligations, Series 2000-A, Cl. B, 2.38%, 8/15/25 1,2                                 2,275,079        22,751
---------------------------------------------------------------------------------------------------------------
 First U.S.A. Credit Card Master Trust, Asset-Backed Certificates,
 Series 2001-2, Cl. C, 2.241%, 11/20/06 1,2                                           10,000,000    10,008,761
---------------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Installment Sales,
 Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                                7,010,000     7,030,220
---------------------------------------------------------------------------------------------------------------
 Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
 Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                 6,775,988       338,799
---------------------------------------------------------------------------------------------------------------
 Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
 Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                      5,000,000     3,058,245
---------------------------------------------------------------------------------------------------------------
 Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
 Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31 1                                5,214,000     2,519,014
---------------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivables
 Obligations, Series 2003-1, Cl. A2, 1.46%, 9/19/05                                    7,810,000     7,823,279
---------------------------------------------------------------------------------------------------------------
 Lehman ABS Manufactured Housing Contract, Commercial Mtg
 Pass-Through Certificates, Series 2001-B, Cl. A4, 5.27%, 9/15/18                      5,300,000     5,546,954
---------------------------------------------------------------------------------------------------------------
 Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
 Cl. C1, 3.528%, 3/24/14 1,2                                                           3,000,000       540,000
---------------------------------------------------------------------------------------------------------------
 MBNA Master Credit Card Trust, Asset-Backed Nts., Series 2000-H,
 Cl. C, 2.48%, 1/15/13 2,5                                                             5,000,000     4,931,157
---------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
 Cl. ECFD, 8.75%, 12/25/28 1                                                           5,288,602     1,920,424
---------------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Auto Receivable Nts.,
 Series 2003-A, Cl. A2, 1.45%, 5/16/05 1                                              11,140,000    11,154,874
---------------------------------------------------------------------------------------------------------------
 ONYX Acceptance Auto Trust, Automobile Asset-Backed Certificates,
 Series 2002, Cl. A, 13.60%, 2/20/32 1                                                 5,723,862     5,666,624


                     8 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                              Principal  Market Value
                                                                                Amount    See Note 1
-----------------------------------------------------------------------------------------------------
 Asset-Backed Securities Continued
 Option One Mortgage Securities Corp., Home Equity Collateralized Mtg.
 Obligations, Series 1999-1, Cl. CTFS, 10.06%, 3/26/29 1                   $    73,110   $    70,185
-----------------------------------------------------------------------------------------------------
 Providian Master Trust, Sub. Collateralized Mtg. Obligations,
 Series 2000-2, Cl. C, 7.98%, 4/15/09 5                                      6,200,000     6,350,282
-----------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities II, Inc., Home Equity Loan
 Pass-Through Certificates, Series 2003-HS1, Cl. AI2, 1.422%, 1/25/33 1,2   10,790,000    10,759,788
-----------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Home Equity
 Pass-Through Certificates, Series 2002-WM1, Cl. M2, 2.855%, 1/25/32 2       8,000,000     7,865,000
-----------------------------------------------------------------------------------------------------
 SB Finance Trust, Mtg. Pass-Through Certificates, Series 1999-1,
 Cl. D, 10.50%, 6/25/29 1                                                      712,349       686,081
-----------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates, Series 1999-SP1, Cl. B, 9%, 5/25/29         6,710,526     6,715,057
-----------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mortgage
 Backed Obligations, Series 2003-A, Cl. A2, 1.28%, 8/15/05                  11,870,000    11,871,929
                                                                                        -------------
 Total Asset-Backed Securities (Cost $199,970,532)                                       160,858,304

-----------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--36.4%
-----------------------------------------------------------------------------------------------------
 Government Agency--26.8%
-----------------------------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored--25.9%
 Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
 Participation Certificates, 7.50%, 2/1/32                                  13,065,846    13,937,723
-----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg
 Participation Certificates:
 10.50%, 5/1/20                                                                975,129     1,132,884
 11.50%, 10/1/16-1/1/18                                                        949,261     1,094,763
-----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg
 Pass-Through Certificates:
 8.50%, 8/1/31                                                               8,434,176     9,069,702
 10%, 4/1/20-5/1/20                                                          1,100,688     1,266,890
 12%, 6/1/17                                                                 1,998,612     2,332,397
-----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through Certificates:
 Series 2347, Cl. PD, 6.50%, 8/15/31                                        15,413,000    16,599,254
 Series 2368, Cl. PN, 6.50%, 7/15/28                                        12,500,000    12,879,866
 Series 2410, Cl. NE, 6.50%, 9/15/30                                        25,000,000    26,274,183
 Series 2413, Cl. MH, 6.50%, 2/15/32                                        25,000,000    26,612,170
 Series 2423, Cl. PD, 6.50%, 11/15/30                                       13,700,000    14,380,950
 Series 2430, Cl. GD, 6.50%, 11/15/30                                       25,000,000    26,287,338
 Series 2430, Cl. ND, 6.50%, 1/15/31                                        25,000,000    26,260,318
-----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Home Equity Loan Structured
 Pass-Through Certificates:
 Series HOO2, Cl. A2, 1.861%, 12/15/06                                       9,480,000     9,514,740
 Series HOO3, Cl. A2, 1.88%, 1/15/07                                        11,400,000    11,385,750
-----------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 204, Cl. IO, (30.114)%, 5/15/29 6                                    1,244,018       170,275
 Series 206, Cl. IO, (35.032)%, 12/15/29 6                                   8,326,798     1,137,128
 Series 207, Cl. IO, (50.706)%, 4/15/30 6                                   10,500,951     1,168,231
 Series 208, Cl. IO, (48.021)%, 6/1/30 6                                     9,858,881     1,118,367


                     9 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                               Principal      Market Value
                                                                                Amount         See Note 1
------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security: Continued
 Series 212, Cl. IO, (43.924)%, 5/1/31 6                                    $   13,444,598   $    1,659,568
 Series 214, Cl. IO, (61.066)%, 6/1/31 6                                         8,718,893        1,118,471
 Series 217, Cl. IO, (58.922)%, 2/1/32 6                                        11,416,172        1,455,562
 Series 2333, Cl. IO, (99.999)%, 11/15/27 6                                      5,582,400           55,824
 Series 2410, Cl. PI, (99.999)%, 2/15/26 6                                       7,125,421           31,174
------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
 Collateralized Mtg. Obligations, Series H006, Cl. A1, 1.724%, 5/15/04 2,7       6,360,000        6,360,000
------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 4/25/33 7                                                               1,067,839,000    1,107,215,563
 6.50%, 1/1/29                                                                   1,886,758        1,971,478
 6.50%, 4/1/33 7                                                                57,971,000       60,470,999
 7%, 9/1/29-12/1/29                                                              2,646,955        2,793,880
 7%, 4/25/33 7                                                                 129,831,000      136,849,924
 8.50%, 7/1/32 7                                                                 2,144,551        2,310,117
 9.50%, 4/1/20-3/15/21                                                             486,004          544,741
 10.50%, 10/1/19                                                                   358,301          416,697
 11%, 10/15/15-2/1/26                                                            1,335,148        1,556,108
 15%, 4/15/13                                                                      906,967        1,117,991
------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations:
 Trust 2001-38, Cl. CD, 6.50%, 5/25/29                                           9,897,109       10,139,950
 Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                          11,012,000       11,524,324
------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
 Trust 1994-27, Cl. PH, 6.50%, 9/25/22                                           3,969,487        4,077,436
------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
 Pass-Through Certificates Interest-Only Stripped Mtg.-Backed Security:
 Trust 2001-T3, Cl. IO, (9.959)%, 2/25/29 1,6                                   72,000,160        1,462,503
 Trust 2001-T4, Cl. IO, (12.139)%, 7/25/28 1,6                                 117,185,954        2,416,960
------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Securities,
 Trust 2001-T10, Cl. IO, (0.565)%, 12/25/31 1,6                                705,675,983        8,379,902
------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security, Trust 313, Cl. 2, (63.762)%, 6/25/31 6                   52,110,998        6,465,021
                                                                                              --------------
                                                                                              1,573,017,122

------------------------------------------------------------------------------------------------------------
 GNMA/Guaranteed--0.9%
 Government National Mortgage Assn.:
 7%, 1/15/28-1/20/30                                                            18,190,279       19,317,575
 8%, 1/15/28-9/15/28                                                             8,468,455        9,196,650
 12.50%, 12/15/13-11/15/15                                                       4,675,777        5,562,394
 13%, 10/15/15                                                                   7,177,171        8,615,243
 13.50%, 6/15/15                                                                 9,013,747       10,913,402
                                                                                              --------------
                                                                                                 53,605,264

------------------------------------------------------------------------------------------------------------
 Private--9.6%
------------------------------------------------------------------------------------------------------------
 Agricultural--0.0%
 Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
 Trust Sr. Sub. Mtg. Pass-Through Certificates:
 Series 1992-2, Cl. B2, 2.66%,1/15/08 1,2                                          565,776           28,289
 Series 1992-2, Cl. B3, 9.003%, 4/15/09 1,2                                      1,561,250          234,187
                                                                                              --------------
                                                                                                    262,476

                     10 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                  Principal   Market Value
                                                                                   Amount      See Note 1
----------------------------------------------------------------------------------------------------------
 Commercial--7.5%
 AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
 Pass-Through Certificates:
 Series 1997-C1, Cl. G, 7%, 6/17/29 5                                          $  1,550,000   $  1,518,183
 Series 1997-C1, Cl. H, 7%, 6/17/29 5                                             1,600,000      1,460,281
----------------------------------------------------------------------------------------------------------
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1995-MD4, Cl. A4, 7.384%, 8/13/29                                         5,000,000      5,431,664
 Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                        20,000,000     20,694,388
 Series 1996-MD6, Cl. A7, 7.688%, 11/13/29 2                                     18,860,000     16,414,578
 Series 1996-D2, Cl. A3, 7.501%, 2/14/29 2                                       11,767,000     12,474,606
 Series 1997-D4, Cl. B1, 7.525%, 4/14/29                                          9,875,000      9,749,488
 Series 1997-D4, Cl. B2, 7.525%, 4/14/29                                         24,582,312     20,474,377
 Series 1997-D4, Cl. B3, 7.525%, 4/14/29                                          5,532,925      4,422,882
 Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                         7,000,000      7,822,179
----------------------------------------------------------------------------------------------------------
 CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates,
 Series 1993-C1, Cl. F, 6.72%, 12/25/03 1                                        14,300,000     14,157,000
----------------------------------------------------------------------------------------------------------
 Chase Commercial Mortgage Securities Corp., Commercial Mtg
 Obligations Sub. Bonds, Series 1997-2, Cl. F, 6.60%, 12/12/29 5                 10,000,000      9,136,541
----------------------------------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Collateralized Mtg
 Obligations, Series 1996-C2, Cl. F, 7.772%, 9/15/23 2,5                          2,500,000      2,658,330
----------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg
 Interest-Only Certificates, Series 2002-C KP1, Cl. AX, 12.016%, 12/15/35 1,6   417,652,507      5,742,722
----------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg
 Pass-Through Certificates, Series 1998-C1, Cl. F, 6%, 5/17/40 5                  5,500,000      3,577,347
----------------------------------------------------------------------------------------------------------
 DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1999-STF1, Cl. B6, 4.467%, 7/5/08 1,4                                    55,709,338         55,709
 Series 1999-STF1, Cl. B6, 4.467%, 7/5/08 1,2                                     3,079,597      3,018,701
----------------------------------------------------------------------------------------------------------
 DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30 1                                    36,400,000     18,564,000
----------------------------------------------------------------------------------------------------------
 FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through
 Certificates, Series 1994-C1, Cl.2G, 8.70%, 9/25/25 1                            4,870,000      4,824,344
----------------------------------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
 Series 1997-CHL1, Cl. D, 7.939%, 4/29/39 1,2                                     8,500,000      8,513,286
 Series 1997-CHL1, Cl. E, 7.998%, 4/29/39 1,2                                    14,500,000     12,232,113
----------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust,
 Commercial Mtg. Pass-Through Certificates:
 Series 1997-C2, Cl. F, 7.50%, 11/18/29                                          11,775,000     10,168,816
 Series 1997-C2, Cl. G, 7.50%, 11/18/29                                           2,000,000      1,678,125
----------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only
 Stripped Mtg.-Backed Security, Series 1998-C2, 8.343%, 5/18/28 6               108,128,391      3,115,027
----------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust, Sub.
 Collateralized Mtg. Obligations, Series1997-C1, Cl. F, 7%, 12/18/14 5           21,000,000     18,309,413
----------------------------------------------------------------------------------------------------------
 GE Capital Mortgage Services, Inc., Interest-Only Gtd. Real Estate
 Mtg. Investment Conduit Pass-Through Certificates:
 Series 1999-5, Cl. S, (149.88)%, 5/25/29 1,6                                   177,375,535        831,448
 Series 1999-11, Cl. S, (131.895)%, 7/25/29 1,6                                 225,720,759      1,058,066
----------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped
 Mtg.-Backed Security Pass-Through Certificates, Series 1997-C1, Cl. X,
 8.344%, 7/15/27 6                                                              144,053,392      8,238,053


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                 Principal     Market Value
                                                                                   Amount       See Note 1
------------------------------------------------------------------------------------------------------------
 Commercial Continued
 GMAC Commercial Mortgage Securities, Inc., Mtg.
 Pass-Through Certificates:
 Series 1997-C1, Cl. G, 7.414%, 7/15/29                                         $ 19,440,000   $ 16,816,959
 Series 1997-C2, Cl. F, 6.75%, 4/15/29 1                                          17,785,500      5,869,215
------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial
 Interest-Only Mtg. Obligations, Series 1999-PLS1, Cl. X, 13.951%, 2/15/32 1,6   118,961,548      2,235,176
------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg
 Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                             10,700,000     12,716,876
------------------------------------------------------------------------------------------------------------
 LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
 Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                              8,429,000      9,922,279
------------------------------------------------------------------------------------------------------------
 LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
 Certificates, Series 2000-C3, Cl. A2, 7.95%, 1/15/10                             10,000,000     12,104,939
------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
 Series 2002-GE1, Cl. A, 6%, 7/26/24 1                                             4,216,822      4,187,831
------------------------------------------------------------------------------------------------------------
 Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
 Series 1995-C2, Cl. D, 7.744%, 6/15/21 2                                          1,362,612      1,480,799
------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1996-C1, Cl. E, 7.451%, 2/15/28 1,2                                        6,553,684      6,677,244
 Series 1996-C1, Cl. F, 7.451%, 2/15/28 2,5                                       13,360,980     12,237,873
 Series 1997-HF1, Cl. F, 6.86%, 2/15/10 5                                          3,475,000      3,451,824
 Series 1997-HF1, Cl. G, 6.86%, 5/15/11 5                                          4,638,000      4,180,617
 Series 1997-RR, Cl. D, 7.689%, 4/30/39 2,5                                        2,950,159      2,752,761
 Series 1997-RR, Cl. E, 7.642%, 4/30/39 2,5                                        9,200,496      7,448,415
 Series 1997-RR, Cl. F, 7.72%, 4/30/39 2,5                                        30,801,659     20,970,906
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30 5                                        14,358,000     14,213,053
 Series 1998-HF1, Cl. F, 7.18%, 12/15/09 5                                         7,000,000      7,066,519
 Series 1998-XL1, Cl. H, 6.981%, 6/3/30 1,2                                       10,000,000      9,568,750
------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Sub. Bonds, Series 1995-GAL1,
 Cl. E, 8.25%, 8/15/27 1                                                           4,508,287      2,885,304
------------------------------------------------------------------------------------------------------------
 Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1996-MC1, Cl. G, 7.15%, 6/15/06 1                                          9,100,000      9,270,625
 Series 1996-MC2, Cl. F, 5.75%, 12/21/26                                           8,500,000      8,167,305
 Series 1997-MC1, Cl. F, 7.452%, 5/20/07 5                                         2,939,000      2,782,013
------------------------------------------------------------------------------------------------------------
 Multi-Family Capital Access One, Inc., Commercial Mtg. Obligations,
 Series 1, Cl. D, 10.246%, 1/15/24 1                                               3,576,000      3,022,278
------------------------------------------------------------------------------------------------------------
 PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                           10,000,000     11,274,223
------------------------------------------------------------------------------------------------------------
 PNC Mortgage Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates, Series 1998-12, Cl. 1A2, 5.75%, 1/25/29               23,171,666     23,335,854
------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg
 Pass-Through Certificates, Series 1996-C1, Cl. F, 8.496%, 1/20/06 2               9,632,000      9,379,160
------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Commercial Mtg. Obligations,
 Series 1995-C4, Cl. E, 8.963%, 6/25/26 1,2                                        2,530,745      2,529,779
                                                                                               -------------
                                                                                                452,890,244

                     12 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                   Principal     Market Value
                                                                                     Amount       See Note 1
--------------------------------------------------------------------------------------------------------------
 Multifamily--0.0%
 ABN Amro Mortgage Corp., Multiclass Mtg. Pass-Through Certificates,
 Series 2001-8, Cl. 2A1, 6.50%, 1/25/32 1                                         $    961,651   $    964,790
--------------------------------------------------------------------------------------------------------------
 Countrywide Funding Corp., Mtg. Pass-Through Certificates:
 Series 1993-11, Cl. B1, 6.25%, 2/25/09                                                356,839        359,489
 Series 1993-11, Cl. B3, 6.25%, 2/25/09 1                                              191,169         95,585
--------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
 Series 1997-C1, Cl. F, 6.85%, 2/15/20 1                                             1,320,000      1,310,100
                                                                                                 -------------
                                                                                                    2,729,964

--------------------------------------------------------------------------------------------------------------
 Residential--2.1%
 Bank of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
 Series 1999-7, Cl. A21, 6.50%, 7/25/29                                              2,103,007      2,103,249
--------------------------------------------------------------------------------------------------------------
 Citicorp Mortgage Securities, Inc., Collateralized Mtg. Obligations:
 Series 2001-6, Cl. A2, 6.50%, 5/25/29                                               1,074,000      1,081,566
 Series 2001-6, Cl. A4, 6.50%, 5/25/29                                              19,550,000     20,253,966
--------------------------------------------------------------------------------------------------------------
 Countrywide Funding Corp., Mtg. Pass-Through Certificates,
 Series 1993-12, Cl. B1, 6.625%, 2/25/24                                             1,271,477      1,295,744
--------------------------------------------------------------------------------------------------------------
 GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations,
 Series 1994-3, Cl. A12, 6.50%,1/25/24                                              13,807,051     14,106,403
--------------------------------------------------------------------------------------------------------------
 Imperial CMB Trust, Collateralized Mtg. Obligations, Trust 1998-1,
 Cl. B, 7.75%, 11/25/29 1                                                              773,625        772,737
--------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Interest-Only Mtg
 Pass-Through Certificates, Series 2001-GE9, Cl. A, (99.999)%, 1/25/31 1,6          47,715,456      2,475,239
--------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
 Series 2001-GE4, Cl. A, 8.307%, 10/25/30 2                                         15,980,221     16,164,992
--------------------------------------------------------------------------------------------------------------
 Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates, Series 1999-18, Cl. A17, 6.75%, 7/25/29            15,000,000     15,318,905
--------------------------------------------------------------------------------------------------------------
 Residential Accredit Loans, Inc., Collateralized Mtg. Obligations,
 Mtg. Asset-Backed Pass-Through Certificates, Series 1997-QS8,
 Cl. M3, 7.50%, 8/25/27                                                              2,763,810      2,822,058
--------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities
 VII, Inc., Collateralized Mtg. Obligations:
 Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                5,327,758      5,593,522
 Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                           5,959,141      6,166,074
--------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg
 Pass-Through Certificates, Series 1996-B, Cl. 1, 6.807%, 4/25/26 1,2                6,051,985      5,023,148
--------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
 Series 2001-1, Cl. B, 6.64%, 4/15/18 1                                              2,500,000      2,542,188
--------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates:
 Series 2001-2, Cl. 1A1, 6.50%, 3/25/31                                                628,177        627,995
 Series 2001-9, Cl. 3A7, 6.75%, 6/25/31                                             14,000,000     14,557,686
--------------------------------------------------------------------------------------------------------------
 Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
 Series 1992-2, Cl. IO, (3.909)%, 9/15/22 6                                         52,930,095        891,594
 Series 1995-2B, Cl. 2IO, (10.415)%, 6/15/25 6                                       4,516,310         71,617
 Series 1995-3, Cl. 1IO, (19.388)%, 9/15/25 1,6                                    137,820,583        899,073



                     13 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                           Principal       Market Value
                                                                             Amount         See Note 1
---------------------------------------------------------------------------------------------------------
 Residential Continued
 Washington Mutual Mortgage Securities Corp., Collateralized
 Mtg. Obligations, Pass-Through Certificates, Series 2002-AR19,
 Cl. A1, 1.771%, 1/25/33                                                 $   10,240,197   $   10,246,597
---------------------------------------------------------------------------------------------------------
 Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg
 Obligations, Series 2003-A, Cl. A1, 1.79%, 2/25/33 1                         5,842,080        5,817,649
                                                                                          ---------------
                                                                                             128,832,002
                                                                                          ---------------
 Total Mortgage-Backed Obligations (Cost $2,227,400,415)                                   2,211,337,072

---------------------------------------------------------------------------------------------------------
 U.S. Government Obligations--8.5%

 Federal Home Loan Mortgage Corp. Sr. Unsub. Nts., 4.75%, 1/15/13 [EUR]      15,010,000       16,954,385
---------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 3.875%, 2/15/05                                                             35,200,000       36,712,368
 4.50%, 1/15/13                                                              32,000,000       32,566,048
 4.875%, 3/15/07                                                              2,000,000        2,169,580
---------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                                              43,000,000       45,614,615
 7.25%, 5/15/30                                                              48,000,000       60,970,704
---------------------------------------------------------------------------------------------------------
 Resolution Funding Corp. Federal Book Entry Principal Strips,
 6.22%, 1/15/21 8                                                            40,000,000       15,197,240
---------------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.375%, 2/15/31                                                              4,553,000        4,926,492
 5.50%, 8/15/28                                                              16,070,000       17,327,365
 6.125%, 11/15/27 9                                                          50,800,000       59,305,038
 6.25%, 5/15/30                                                              13,314,000       15,892,549
 9.25%, 2/15/16 10                                                           57,000,000       84,725,199
 STRIPS, 4.93%, 2/15/16 8                                                    34,499,000       18,757,969
 STRIPS, 4.94%, 8/15/17 8                                                    19,980,000        9,922,188
 STRIPS, 5.48%, 11/15/27 8                                                   10,278,000        2,807,867
 STRIPS, 5.91%, 11/15/24 8                                                  130,490,000       41,579,334
---------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 3%, 2/15/08                                                                  8,110,000        8,207,579
 4.375%, 5/15/07                                                              4,555,000        4,892,535
 4.875%, 2/15/12                                                              4,604,000        5,000,197
 5.625%, 5/15/08                                                             10,000,000       11,320,710
 6.50%, 2/15/10                                                              19,365,000       23,111,682
                                                                                          ---------------
 Total U.S. Government Obligations (Cost $492,034,565)                                       517,961,644

---------------------------------------------------------------------------------------------------------
 Foreign Government Obligations--23.1%
---------------------------------------------------------------------------------------------------------
 Argentina--0.3%
 Argentina (Republic of) Bonds:
 1.369%, 8/3/12 2                                                             8,065,000        3,580,860
 11.375%, 3/15/10 1,3,4                                                       5,430,000        1,330,350
 11.75%, 6/15/15 3,4                                                         28,616,000        7,297,080
---------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Par Bonds, 6.017%, 3/31/23 3,4                       5,450,000        2,438,875
---------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Unsec. Unsub. Bonds, Series 2018,
 3.063%, 6/19/18 3,4                                                             21,225            4,351
---------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Unsub. Bonds, Series 2031, 2.79%, 6/19/31 3,4       20,146,360        3,978,906


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                  Principal  Market Value
                                                                                   Amount     See Note 1
---------------------------------------------------------------------------------------------------------
 Argentina Continued
 Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
 Series PBA1, 3.257%, 4/1/07 1,3,4 [ARP]                                         1,417,364   $   358,692
                                                                                             ------------
                                                                                              18,989,114

---------------------------------------------------------------------------------------------------------
 Austria--0.7%
 Austria (Republic of) Bonds, Series 98-1, 5%, 1/15/08 [EUR]                     9,580,000    11,227,270
---------------------------------------------------------------------------------------------------------
 Austria (Republic of) Nts.:
 5.50%, 10/20/07 [EUR]                                                          13,495,000    16,158,264
 Series 98-3, 3.90%, 10/20/05 [EUR]                                              4,195,000     4,723,769
---------------------------------------------------------------------------------------------------------
 Austria (Republic of) Sr. Unsec. Unsub. Nts., Series MTN1, 5%, 7/15/12 [EUR]    7,740,000     9,056,484
                                                                                             ------------
                                                                                              41,165,787

---------------------------------------------------------------------------------------------------------
 Belgium--0.9%
 Belgium (Kingdom of) Bonds:
 5%, 9/28/11 [EUR]                                                               2,865,000     3,353,257
 Series 19, 6.50%, 3/31/05 [EUR]                                                11,020,000    12,949,748
 Series 26, 6.25%, 3/28/07 [EUR]                                                31,820,000    38,794,873
                                                                                             ------------
                                                                                              55,097,878

---------------------------------------------------------------------------------------------------------
 Brazil--1.1%
 Brazil (Federal Republic of) Bonds, 8.875%, 4/15/24                            20,238,000    13,154,700
---------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr.,
 8%, 4/15/14                                                                    28,968,920    23,030,292
---------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Debt Conversion Bonds, Series 18 yr.,
 2.625%, 4/15/12 2                                                              25,005,000    16,659,581
---------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/39                 16,820,200    12,741,301
                                                                                             ------------
                                                                                              65,585,874

---------------------------------------------------------------------------------------------------------
 Bulgaria--0.2%
 Bulgaria (Republic of) Interest Arrears Debs., Series PDI, 2.188%, 7/28/11 2   11,379,840    10,839,298
---------------------------------------------------------------------------------------------------------
 Canada--0.4%
 Canada (Government of) Bonds:
 5.50%, 6/1/10 [CAD]                                                            16,790,000    11,861,152
 6%, 6/1/11 [CAD]                                                               16,915,000    12,282,823
                                                                                             ------------
                                                                                              24,143,975

---------------------------------------------------------------------------------------------------------
 Chile--0.2%
 Chile (Republic of) Nts., 7.125%, 1/11/12                                       8,705,000     9,754,823
---------------------------------------------------------------------------------------------------------
 Colombia--0.6%
 Colombia (Republic of) Bonds:
 9.75%, 4/23/09                                                                  8,760,000     9,132,300
 10.375%, 1/28/33                                                                6,885,000     6,798,937
 10.75%, 1/15/13                                                                 8,760,000     9,285,600
---------------------------------------------------------------------------------------------------------
 Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                    12,895,000    10,670,613
                                                                                             ------------
                                                                                              35,887,450


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                       Principal    Market Value
                                                                         Amount      See Note 1
-------------------------------------------------------------------------------------------------
 Dominican Republic--0.1%
 Dominican (Republic of) Unsec. Unsub. Bonds, 9.50%, 9/27/06         $  4,968,000   $  5,309,550
-------------------------------------------------------------------------------------------------
 Ecuador--0.2%
 Ecuador (Republic of) Unsec. Bonds, 6%, 8/15/30 2                     20,005,000     10,562,640
-------------------------------------------------------------------------------------------------
 El Salvador--0.4%
 El Salvador (Republic of) Bonds:
 7.75%, 1/24/23 5                                                       5,125,000      5,458,125
 7.75%, 1/24/23 5                                                       5,630,000      5,995,950
-------------------------------------------------------------------------------------------------
 El Salvador (Republic of) Unsec. Nts., 8.50%, 7/25/11 5               10,895,000     12,147,925
                                                                                    -------------
                                                                                      23,602,000

-------------------------------------------------------------------------------------------------
 Finland--0.2%
 Finland (Republic of) Sr. Unsec. Unsub. Bonds, 5%, 7/4/07 [EUR]        9,375,000     10,992,749
-------------------------------------------------------------------------------------------------
 France--2.7%
 France (Government of) Obligations Assimilables du Tresor Bonds,
 5%, 4/25/12 [EUR]                                                     19,197,000     22,435,058
-------------------------------------------------------------------------------------------------
 France (Government of) Treasury Nts.:
 3.50%, 1/12/05 [EUR]                                                  14,260,000     15,851,727
 3.50%, 7/12/04 [EUR]                                                  42,210,000     46,735,016
 3.75%, 1/12/07 [EUR]                                                  56,190,000     62,995,466
 5%, 7/12/05 [EUR]                                                     15,700,000     18,053,790
                                                                                    -------------
                                                                                     166,071,057

-------------------------------------------------------------------------------------------------
 Germany--2.3%
 Germany (Republic of) Bonds:
 Series 01, 5%, 7/4/11 [EUR]                                            9,800,000     11,495,792
 Series 02, 5%, 7/4/12 [EUR]                                           53,930,000     63,179,660
 Series 139, 4%, 2/16/07 [EUR]                                         50,857,000     57,415,291
 Series 140, 4.50%, 8/17/07 [EUR]                                       6,630,000      7,620,987
                                                                                    -------------
                                                                                     139,711,730

-------------------------------------------------------------------------------------------------
 Great Britain--0.4%
 United Kingdom Treasury Nts., 7.50%, 12/7/06 [GBP]                    15,570,000     27,662,450
-------------------------------------------------------------------------------------------------
 Greece--0.4%
 Greece (Republic of) Bonds:
 3.50%, 4/18/08 [EUR]                                                  10,265,000     11,274,368
 5.35%, 5/18/11 [EUR]                                                   9,100,000     10,822,570
                                                                                    -------------
                                                                                      22,096,938

-------------------------------------------------------------------------------------------------
 Guatemala--0.2%
 Guatemala (Republic of) Nts.:
 8.50%, 8/3/07 1                                                          405,000        434,362
 10.25%, 11/8/11 5                                                      2,910,000      3,302,850
 10.25%, 11/8/11                                                        9,347,000     10,608,845
                                                                                    -------------
                                                                                      14,346,057


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                            Principal        Market Value
                                                                              Amount          See Note 1
----------------------------------------------------------------------------------------------------------
 Hungary--0.7%
 Hungary (Government of) Bonds:
 Series 05/I, 8.50%, 10/12/05 [HUF]                                         6,625,000,000   $  30,447,748
 Series 13/D, 6.75%, 2/12/13 [HUF]                                          2,427,400,000      10,958,028
                                                                                            --------------
                                                                                               41,405,776

----------------------------------------------------------------------------------------------------------
 Italy--0.6%
 Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
 5%, 10/15/07 [EUR]                                                            19,700,000      23,113,080
 5.25%, 8/1/11 [EUR]                                                           10,850,000      12,909,813
                                                                                            --------------
                                                                                               36,022,893

----------------------------------------------------------------------------------------------------------
 Ivory Coast--0.0%
 Ivory Coast (Government of) Front Loaded Interest Reduction
 Bonds, 2%, 3/29/18 3,4                                                            87,000          13,920
----------------------------------------------------------------------------------------------------------
 Ivory Coast (Government of) Past Due Interest Bonds, 693.50%,
 3/29/18 [FRF]                                                                 93,959,750       2,618,097
                                                                                            --------------
                                                                                                2,632,017

----------------------------------------------------------------------------------------------------------
 Japan--1.5%
 Japan (Government of) Bonds:
 2 yr., Series 189, 0.10%, 10/20/03 [JPY]                                     644,000,000       5,433,583
 2 yr., Series 197, 0.10%, 6/21/04 [JPY]                                    2,071,000,000      17,479,673
 4 yr., Series 58, 0.80%, 12/22/03 [JPY]                                    3,544,000,000      30,056,844
 6 yr., Series 27, 1%, 9/20/04 [JPY]                                        4,343,000,000      37,140,488
                                                                                            --------------
                                                                                               90,110,588

----------------------------------------------------------------------------------------------------------
 Mexico--1.9%
 United Mexican States Collateralized Fixed Rate Par Bonds:
 Series A, 6.25%, 12/31/19                                                     18,535,000      18,517,855
 Series B, 6.25%, 12/31/19                                                     16,785,000      16,769,474
----------------------------------------------------------------------------------------------------------
 United Mexican States Nts.:
 7.50%, 1/14/12                                                                34,169,000      37,338,175
 8.125%, 12/30/19                                                               5,650,000       6,090,700
 8.375%, 1/14/11                                                               23,000,000      26,565,000
 Series A, 9.875%, 2/1/10                                                       6,485,000       8,057,612
                                                                                            --------------
                                                                                              113,338,816

----------------------------------------------------------------------------------------------------------
 New Zealand--0.7%
 New Zealand (Government of) Bonds, Series 205, 6.50%, 2/15/05 [NZD]           73,970,000      41,798,439
----------------------------------------------------------------------------------------------------------
 Nigeria--0.0%
 Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10       4,233,762       2,958,963
----------------------------------------------------------------------------------------------------------
 Panama--0.3%
 Panama (Republic of) Bonds:
 8.875%, 9/30/27                                                                6,640,000       6,822,600
 9.375%, 1/16/23                                                                4,110,000       4,336,050
 9.375%, 4/1/29                                                                 2,022,000       2,221,167
----------------------------------------------------------------------------------------------------------
 Panama (Republic of) Interest Reduction Bonds, 5%, 7/17/14 2                   1,997,565       1,782,827



                     17 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                          Principal     Market Value
                                                                            Amount       See Note 1
-----------------------------------------------------------------------------------------------------
 Panama Continued
 Panama (Republic of) Nts., 8.25%, 4/22/08                               $  3,839,000   $  4,098,132
-----------------------------------------------------------------------------------------------------
 Panama (Republic of) Past Due Interest Debs., 20 yr., 2.25%, 7/17/16 2        57,272         47,106
                                                                                        -------------
                                                                                          19,307,882

-----------------------------------------------------------------------------------------------------
 Peru--0.9%
 Peru (Republic of) Sr. Nts., Zero Coupon, 4.53%, 2/28/16 8                94,644,227     52,858,801
-----------------------------------------------------------------------------------------------------
 Philippines--0.7%
 Philippines (Republic of) Bonds, 9.375%, 1/18/17                          12,665,000     12,759,987
-----------------------------------------------------------------------------------------------------
 Philippines (Republic of) Nts., 10.625%, 3/16/25                          13,515,000     13,515,000
-----------------------------------------------------------------------------------------------------
 Philippines (Republic of) Unsec. Bonds:
 8.875%, 4/15/08                                                            5,910,000      6,131,625
 9.875%, 1/15/19                                                           12,944,000     12,523,320
                                                                                        -------------
                                                                                          44,929,932

-----------------------------------------------------------------------------------------------------
 Poland--0.1%
 Poland (Republic of) Past Due Interest Bonds, 7%, 10/27/14 2               3,573,266      3,591,132
-----------------------------------------------------------------------------------------------------
 Portugal--0.2%
 Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Bonds,
 5.375%, 6/23/08 [EUR]                                                      9,145,000     10,678,554
-----------------------------------------------------------------------------------------------------
 Russia--2.3%
 Deutsche Bank AG, OAO Gazprom Loan Participation Nts.,
 9.10%, 12/17/03                                                           24,190,000     25,368,053
-----------------------------------------------------------------------------------------------------
 Ministry Finance of Russia Debs., Series VI, 3%, 5/14/06                   3,180,000      2,978,766
-----------------------------------------------------------------------------------------------------
 Russia (Government of), 0%/7.50% Unsec. Unsub. Bonds, 3/31/30 5,11        16,820,000     14,675,450
-----------------------------------------------------------------------------------------------------
 Russian Federation Unsec. Unsub. Nts.:
 8.75%, 7/24/05                                                             9,125,000     10,128,750
 10%, 6/26/07                                                              16,160,000     19,109,200
-----------------------------------------------------------------------------------------------------
 Russian Federation Unsub. Nts., 5%, 3/31/30 2                             30,695,250     26,628,129
-----------------------------------------------------------------------------------------------------
 Russian Ministry of Finance Unsec. Debs., Series IV, 3%, 5/14/03 1        41,835,000     41,787,936
                                                                                        -------------
                                                                                         140,676,284

-----------------------------------------------------------------------------------------------------
 South Africa--0.3%
 South Africa (Republic of) Unsec. Nts.:
 7.375%, 4/25/12                                                            6,410,000      7,227,275
 8.50%, 6/23/17                                                            10,230,000     12,199,275
                                                                                        -------------
                                                                                          19,426,550

-----------------------------------------------------------------------------------------------------
 Sweden--0.1%
 Sweden (Kingdom of) Debs., Series 1040, 6.50%, 5/5/08 [SEK]               67,765,000      8,842,350
-----------------------------------------------------------------------------------------------------
 The Netherlands--0.5%
 The Netherlands (Government of) Bonds:
 4%, 7/15/05 [EUR]                                                          4,475,000      5,033,032
 5%, 7/15/11 [EUR]                                                          5,575,000      6,546,998
 Series 1, 5.75%, 2/15/07 [EUR]                                            16,600,000     19,896,330
                                                                                        -------------
                                                                                          31,476,360


                     18 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                    Principal     Market Value
                                                                                     Amount        See Note 1
----------------------------------------------------------------------------------------------------------------
 Trinidad & Tobago--0.1%
 Trinidad & Tobago (Republic of) Nts., 9.875%, 10/1/09 1                        $    4,590,000   $    5,542,425
----------------------------------------------------------------------------------------------------------------
 Turkey--0.7%
 Turkey (Republic of) Bonds, 11.75%, 6/15/10                                        15,210,000       13,879,125
----------------------------------------------------------------------------------------------------------------
 Turkey (Republic of) Nts., 10.50%, 1/13/08                                         13,650,000       12,387,375
----------------------------------------------------------------------------------------------------------------
 Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                       1,230,000        1,097,775
----------------------------------------------------------------------------------------------------------------
 Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09                            13,500,000       12,723,750
                                                                                                 ---------------
                                                                                                     40,088,025

----------------------------------------------------------------------------------------------------------------
 Ukraine--0.2%
 Ukraine (Republic of) Sr. Unsec. Nts., 11%, 3/15/07                                12,824,804       14,097,666
                                                                                                 ---------------
 Total Foreign Government Obligations (Cost $1,343,180,352)                                       1,401,602,823

----------------------------------------------------------------------------------------------------------------
 Loan Participations--0.7%

 Algeria (Republic of) Loan Participation Nts., 2.188%, 3/4/10 1,2                   9,288,265        8,672,917
----------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesian Rupiah Loan Participation Nts.:
 2.636%, 5/21/04 1                                                                  20,675,000       14,575,875
 2.636%, 3/25/05                                                                    10,755,000        7,313,400
 2.636%, 12/14/13                                                                   12,925,000        7,367,250
----------------------------------------------------------------------------------------------------------------
 Morocco (Kingdom of) Loan Participation Agreement, Tranche A,
 2.188%, 1/1/09 1,2                                                                  6,327,692        5,868,935
----------------------------------------------------------------------------------------------------------------
 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A,
 11.111%, 1/1/02 1,3,4                                                               8,877,258           44,386
                                                                                                 ---------------
 Total Loan Participations (Cost $48,514,392)                                                        43,842,763

----------------------------------------------------------------------------------------------------------------
 Corporate Bonds and Notes--39.5%
----------------------------------------------------------------------------------------------------------------
 Consumer Discretionary--12.0%
----------------------------------------------------------------------------------------------------------------
 Auto Components--0.7%
 Cambridge Industries, Inc., Liquidating Trust Interests, 7/15/07 3,4                5,189,534             --
----------------------------------------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10       1,900,000        1,843,000
----------------------------------------------------------------------------------------------------------------
 Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                            2,700,000        2,621,160
----------------------------------------------------------------------------------------------------------------
 Dana Corp.:
 9% Unsec. Nts., 8/15/11                                                             8,920,000        8,830,800
 10.125% Nts., 3/15/10                                                               3,500,000        3,596,250
----------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12                                                  2,500,000        2,387,500
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                            5,600,000        5,377,434
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                           2,750,000        2,255,000
----------------------------------------------------------------------------------------------------------------
 Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06 3,4,5                  2,000,000          910,000
----------------------------------------------------------------------------------------------------------------
 Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                1,300,000        1,413,750
----------------------------------------------------------------------------------------------------------------
 Metaldyne Corp., 11% Sr. Sub. Nts., 6/15/12                                         4,900,000        3,883,250
----------------------------------------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                           9,900,000       10,098,000
                                                                                                 ---------------
                                                                                                     43,216,144



                     19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                             Principal    Market Value
                                                                               Amount      See Note 1
-------------------------------------------------------------------------------------------------------
 Automobiles--0.6%
 Ford Motor Credit Co.:
 7.25% Nts., 10/25/11                                                        $20,784,000   $19,103,780
 7.375% Nts., 10/28/09                                                         8,896,000     8,423,507
-------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts., 8/28/12           9,415,000     9,305,522
                                                                                           ------------
                                                                                            36,832,809

-------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.8%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                            4,875,000     1,486,875
-------------------------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                 4,000,000     4,170,000
-------------------------------------------------------------------------------------------------------
 Boca Resorts, Inc., 9.875% Sr. Sub. Nts., 4/15/09                             6,800,000     7,072,000
-------------------------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                               3,600,000     3,825,000
-------------------------------------------------------------------------------------------------------
 Buffets, Inc., 11.25% Sr. Sub. Nts., 7/15/10                                    800,000       694,000
-------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 1,3,4       33,500            --
-------------------------------------------------------------------------------------------------------
 Choctaw Resort Development Enterprise, 9.25% Sr. Unsec. Nts., 4/1/09 1        3,000,000     3,210,000
-------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09              4,000,000     4,290,000
-------------------------------------------------------------------------------------------------------
 Family Restaurants, Inc., 10.875% Sr. Sub. Disc. Nts., 2/1/04 1,3,4           4,800,000        48,000
-------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp., 7.625% Nts., 12/1/12                                     4,200,000     4,219,051
-------------------------------------------------------------------------------------------------------
 Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07 1                        6,000,000     6,480,000
-------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07           5,250,000     4,580,625
-------------------------------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                      8,050,000     8,372,000
-------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.:
 8.75% Sr. Unsec. Nts., 4/15/09                                                2,900,000     3,001,500
 9% Sr. Sub. Nts., 3/15/12                                                     7,200,000     7,524,000
-------------------------------------------------------------------------------------------------------
 John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12              3,100,000     3,038,000
-------------------------------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                  7,100,000     7,703,500
-------------------------------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10                                                 3,500,000     3,683,750
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                 4,800,000     5,214,000
-------------------------------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                         5,100,000     5,482,500
-------------------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 8% Sr. Sub. Nts., 4/1/12                                                      1,900,000     1,978,375
 8.125% Sr. Nts.,1/1/06                                                        3,750,000     3,956,250
 8.375% Sr. Sub. Nts., 7/1/11                                                  1,600,000     1,678,000
 8.75% Sr. Unsec. Sub. Nts., 1/1/09                                           10,300,000    10,892,250
-------------------------------------------------------------------------------------------------------
 Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                 7,000,000     7,157,500
-------------------------------------------------------------------------------------------------------
 Penn National Gaming, Inc.:
 8.875% Sr. Sub. Nts., 3/15/10                                                 3,700,000     3,792,500
 11.125% Sr. Unsec. Sub. Nts., 3/1/08                                          8,000,000     8,680,000
-------------------------------------------------------------------------------------------------------
 Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,3,4                             10,800,000            --
-------------------------------------------------------------------------------------------------------
 Premier Parks, Inc.:
 9.75% Sr. Nts., 6/15/07                                                       4,950,000     4,826,250
 10% Sr. Disc. Nts., 4/1/08                                                    6,350,000     6,215,063
-------------------------------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                         3,900,000     3,471,000
-------------------------------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                   1,500,000     1,428,750
-------------------------------------------------------------------------------------------------------
 Six Flags, Inc., 8.875% Sr. Nts., 2/1/10                                      6,000,000     5,565,000


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                              Principal   Market Value
                                                                               Amount      See Note 1
-------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Starwood Hotels & Resorts Worldwide, Inc., 8.375% Nts., 5/1/12 2,5          $1,400,000   $  1,401,750
-------------------------------------------------------------------------------------------------------
 Station Casinos, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 12/1/08                                         4,500,000      4,736,250
 9.875% Sr. Unsec. Sub. Nts., 7/1/10                                          3,500,000      3,858,750
-------------------------------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11          5,000,000      5,162,500
-------------------------------------------------------------------------------------------------------
 Universal City Development Partners, 11.75% Sr. Nts., 4/1/10 5               3,800,000      3,785,940
-------------------------------------------------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts., 5/15/09                      2,000,000      2,070,000
-------------------------------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts., 6/15/10     3,300,000      3,469,125
-------------------------------------------------------------------------------------------------------
 Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                      900,000        976,500
                                                                                          -------------
                                                                                           169,196,554

-------------------------------------------------------------------------------------------------------
 Household Durables--1.0%
 Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                             6,600,000      6,946,500
-------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 7.875% Sr. Nts., 8/15/11                                                     2,400,000      2,502,000
 9.375% Sr. Unsec. Sub. Nts., 3/15/11                                         2,100,000      2,215,500
 9.75% Sr. Sub. Nts., 9/15/10 1,2                                             2,325,000      2,528,437
-------------------------------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Debs., 2/15/10                        8,000,000      8,780,000
-------------------------------------------------------------------------------------------------------
 Interface, Inc., 10.375% Sr. Nts., 2/1/10                                    1,500,000      1,312,500
-------------------------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                 2,600,000      2,626,000
-------------------------------------------------------------------------------------------------------
 KB Home:
 7.75% Sr. Nts., 10/15/04                                                    10,350,000     10,854,563
 8.625% Sr. Sub. Nts., 12/15/08                                               2,050,000      2,162,750
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                                            700,000        757,750
-------------------------------------------------------------------------------------------------------
 Salton, Inc.:
 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                        3,200,000      3,208,000
 12.25% Sr. Sub. Nts., 4/15/08                                                2,000,000      2,020,000
-------------------------------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                         2,000,000      2,045,000
-------------------------------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                     2,000,000      2,100,000
-------------------------------------------------------------------------------------------------------
 WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                          3,500,000      3,395,000
-------------------------------------------------------------------------------------------------------
 William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                            3,450,000      3,424,125
-------------------------------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                      4,800,000      4,692,000
                                                                                          -------------
                                                                                            61,570,125

-------------------------------------------------------------------------------------------------------
 Internet & Catalog Retail--0.3%
 Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08 1,11,12              11,850,000     12,220,312
-------------------------------------------------------------------------------------------------------
 USA Interactive, 7% Nts., 1/15/13 5                                          6,842,000      7,302,159
                                                                                          -------------
                                                                                            19,522,471

-------------------------------------------------------------------------------------------------------
 Leisure Equipment & Products--0.1%
 Remington Arms Co., Inc., 10.50% Sr. Nts., 2/1/11 5                          2,200,000      2,365,000
-------------------------------------------------------------------------------------------------------
 Media--5.2%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09 3,4                                           1,400,000        567,000
 8.125% Sr. Nts., Series B, 7/15/03 3,4                                       3,750,000      1,518,750
 8.375% Sr. Nts., Series B, 2/1/08 3,4                                        4,400,000      1,804,000

                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                           Principal    Market Value
                                                                             Amount      See Note 1
-----------------------------------------------------------------------------------------------------
 Media Continued
 Adelphia Communications Corp.: Continued
 9.25% Sr. Nts., 10/1/04 1,3,4                                             $ 6,300,000   $ 2,551,500
 9.875% Sr. Nts., Series B, 3/1/07 3,4                                       1,500,000       607,500
 10.25% Sr. Unsec. Nts., 11/1/06 3,4                                         6,300,000     2,551,500
 10.25% Sr. Unsec. Sub. Nts., 6/15/11 3,4                                    2,600,000     1,092,000
 10.50% Sr. Unsec. Nts., Series B, 7/15/04 3,4                               4,000,000     1,620,000
 10.875% Sr. Unsec. Nts., 10/1/10 3,4                                          100,000        41,000
-----------------------------------------------------------------------------------------------------
 Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12         6,000,000     6,135,000
-----------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                12,200,000    12,200,000
-----------------------------------------------------------------------------------------------------
 AOL Time Warner, Inc., 6.875% Nts., 5/1/12                                 19,117,000    20,407,225
-----------------------------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                    3,000,000     3,210,000
-----------------------------------------------------------------------------------------------------
 British Sky Broadcasting Group plc:
 6.875% Nts., 2/23/09                                                        1,300,000     1,393,024
 8.20% Sr. Unsec. Nts., 7/15/09                                              5,537,000     6,210,698
-----------------------------------------------------------------------------------------------------
 Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 1,3,4 [EUR]    3,000,000       130,944
-----------------------------------------------------------------------------------------------------
 CanWest Media, Inc., 7.625% Sr. Nts., 4/15/13 5                               900,000       929,250
-----------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 10.375% Gtd. Sr. Sub. Nts., Series B, 2/1/09         1,000,000       966,250
-----------------------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter Communications
 Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 11                                  23,900,000     9,799,000
 8.625% Sr. Unsec. Nts., 4/1/09                                             11,300,000     5,282,750
 10% Sr. Nts., 4/1/09                                                        1,000,000       467,500
 10% Sr. Unsec. Sub. Nts., 5/15/11                                           2,000,000       880,000
 10.75% Sr. Unsec. Nts., 10/1/09                                             1,300,000       607,750
 11.125% Sr. Unsec. Nts., 1/15/11                                            3,200,000     1,440,000
-----------------------------------------------------------------------------------------------------
 Cinemark USA, Inc.:
 9% Sr. Sub. Nts., 2/1/13 5                                                  3,200,000     3,416,000
 9.625% Sr. Sub. Nts., Series B, 8/1/08                                      1,250,000     1,273,437
-----------------------------------------------------------------------------------------------------
 Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10 1,3,4                     2,725,000       204,375
-----------------------------------------------------------------------------------------------------
 Clear Channel Communications, Inc.:
 7.65% Sr. Nts., 9/15/10                                                     4,690,000     5,425,608
 7.875% Sr. Nts., 6/15/05                                                    1,000,000     1,102,341
-----------------------------------------------------------------------------------------------------
 Comcast Cable Communications, Inc.:
 6.75% Sr. Unsub. Nts., 1/30/11                                             12,274,000    13,259,614
 8.875% Unsub. Nts., 5/1/17                                                  6,945,000     8,625,114
-----------------------------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                      2,200,000     2,301,750
-----------------------------------------------------------------------------------------------------
 Cox Communications, Inc.:
 7.125% Nts., 10/1/12                                                       16,336,000    18,609,759
 7.75% Sr. Nts., 11/1/10                                                     2,000,000     2,341,380
-----------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11        17,600,000    17,732,000
-----------------------------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09                                                    2,700,000     2,963,250
 9.375% Sr. Unsec. Nts., 2/1/09                                              8,000,000     8,560,000
 10.375% Sr. Unsec. Nts., 10/1/07                                           11,850,000    13,094,250
-----------------------------------------------------------------------------------------------------
 Emmis Communications Corp.:
 0%/12.50% Sr. Unsec. Disc. Nts., 3/15/11 11                                 8,128,000     6,990,080
 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                              5,925,000     6,206,437
-----------------------------------------------------------------------------------------------------
 Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec.
 Sub. Nts., 3/1/14                                                           2,000,000     2,125,000

                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                            Principal    Market Value
                                                                              Amount      See Note 1
------------------------------------------------------------------------------------------------------
 Media Continued
 Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09          $  1,400,000   $  1,445,500
------------------------------------------------------------------------------------------------------
 Hollinger International Publishing, Inc., 9% Sr. Nts., 12/15/10 5           3,175,000      3,373,438
------------------------------------------------------------------------------------------------------
 Houghton Mifflin Co.:
 8.25% Sr. Nts., 2/1/11 5                                                    3,000,000      3,225,000
 9.875% Sr. Sub. Nts., 2/1/13 5                                              1,200,000      1,302,000
------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09           1,500,000      1,556,250
------------------------------------------------------------------------------------------------------
 Lamar Media Corp.:
 7.25% Sr. Sub. Nts., 1/1/13 5                                               1,800,000      1,878,750
 8.625% Sr. Sub. Nts., 9/15/07                                               3,175,000      3,329,781
------------------------------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13         2,700,000      2,808,000
------------------------------------------------------------------------------------------------------
 News America Holdings, Inc.:
 7.75% Sr. Unsec. Debs., 12/1/45                                             3,680,000      4,044,681
 8.875% Sr. Debs., 4/26/23                                                   5,300,000      6,445,134
------------------------------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12                               9,200,000      9,522,000
------------------------------------------------------------------------------------------------------
 R.H. Donnelley Financial Corp. I:
 8.875% Sr. Nts., 12/15/10 5                                                 2,800,000      3,101,000
 10.875% Sr. Sub. Nts., 12/15/12 5                                           4,300,000      4,934,250
------------------------------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11              2,900,000      3,168,250
------------------------------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/12                 5,400,000      5,899,500
------------------------------------------------------------------------------------------------------
 Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07       4,350,000      4,600,125
------------------------------------------------------------------------------------------------------
 Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07 [CAD]                 20,000,000     13,154,764
------------------------------------------------------------------------------------------------------
 Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                      14,580,000      7,848,390
------------------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Sub. Nts., 3/15/12                                                   7,600,000      7,885,000
 8% Sr. Sub. Nts., 3/15/12 5                                                 3,800,000      3,942,500
 8.75% Sr. Sub. Nts., 12/15/11                                                 800,000        854,000
------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09    10,850,000     11,284,000
------------------------------------------------------------------------------------------------------
 Time Warner, Inc., 9.125% Debs., 1/15/13                                    2,000,000      2,363,708
------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV:
 0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09 3,4,11                  8,700,000        587,250
 0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10 3,4,11                   17,800,000      1,201,500
 11.25% Sr. Nts., Series B, 11/1/09 3,4 [EUR]                                9,500,000        829,312
 11.50% Sr. Unsec. Nts., Series B, 2/1/10 3,4                                1,000,000         97,500
------------------------------------------------------------------------------------------------------
 World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                2,500,000      2,576,138
------------------------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts., 11/15/09                                              7,900,000      8,058,000
                                                                                         -------------
                                                                                          317,958,757

------------------------------------------------------------------------------------------------------
 Multiline Retail--0.2%
 J. C. Penney Co., Inc., 8% Nts., 3/1/10                                     5,050,000      5,252,000
------------------------------------------------------------------------------------------------------
 Saks, Inc.:
 8.25% Sr. Unsec. Nts., 11/15/08                                             5,420,000      5,541,950
 9.875% Nts., 10/1/11                                                        2,700,000      2,845,125
                                                                                         -------------
                                                                                           13,639,075

                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                            Principal    Market Value
                                                                              Amount       See Note 1
------------------------------------------------------------------------------------------------------
 Specialty Retail--0.9%
 Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                   $ 5,900,000   $ 5,059,250
------------------------------------------------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                 5,500,000     5,830,000
------------------------------------------------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06 1                               6,700,000     7,303,000
------------------------------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08 1     3,775,000     3,265,375
------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                                   4,000,000     3,800,000
------------------------------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08 1                         3,125,000     3,085,937
------------------------------------------------------------------------------------------------------
 Gap, Inc. (The):
 6.90% Nts., 9/15/07                                                            500,000       518,750
 10.55% Unsub. Nts., 12/15/08                                                 1,200,000     1,386,000
------------------------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                 3,200,000     3,352,000
------------------------------------------------------------------------------------------------------
 Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,3,4                         4,300,000            --
------------------------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                   4,000,000     4,460,000
------------------------------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625% Sr. Unsec. Sub. Nts., 3/15/12                  200,000       196,000
------------------------------------------------------------------------------------------------------
 United Rentals (North America), Inc.:
 10.75% Sr. Nts., 4/15/08 5                                                   3,300,000     3,432,000
 10.75% Sr. Unsec. Nts., 4/15/08                                              5,850,000     6,084,000
------------------------------------------------------------------------------------------------------
 United Rentals, Inc.:
 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                    3,900,000     3,373,500
 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                  850,000       743,750
                                                                                          ------------
                                                                                           51,889,562

------------------------------------------------------------------------------------------------------
 Textiles & Apparel--0.2%
 Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08 1,3,4                5,050,000       113,625
------------------------------------------------------------------------------------------------------
 Levi Strauss & Co.:
 11.625% Sr. Unsec. Nts., 1/15/08                                             2,550,000     2,422,500
 12.25% Sr. Nts., 12/15/12 5                                                  4,000,000     3,810,000
------------------------------------------------------------------------------------------------------
 Phillips/Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                3,750,000     3,928,125
------------------------------------------------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts., 5/1/10                                        2,500,000     2,712,500
                                                                                          ------------
                                                                                           12,986,750

------------------------------------------------------------------------------------------------------
 Consumer Staples--1.4%
------------------------------------------------------------------------------------------------------
 Beverages--0.2%
 Canandaigua Brands, Inc.:
 8.50% Sr. Unsec. Sub. Nts., 3/1/09                                           1,500,000     1,590,000
 8.625% Sr. Unsec. Nts., 8/1/06                                               1,300,000     1,400,750
------------------------------------------------------------------------------------------------------
 Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                    2,000,000     2,080,000
------------------------------------------------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                  7,400,000     6,808,000
                                                                                          ------------
                                                                                           11,878,750

------------------------------------------------------------------------------------------------------
 Food & Drug Retailing--0.3%
 Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11                         6,105,000     6,227,100
------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08 3,4                                          6,000,000     1,260,000
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 3                            1,000,000        35,000
------------------------------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11      1,400,000     1,137,500
------------------------------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                           3,450,000     3,294,750

                     24 | OPPENHEIMER STRATEGIC INCOME FUND


                                                                           Principal   Market Value
                                                                             Amount     See Note 1
----------------------------------------------------------------------------------------------------
 Food & Drug Retailing Continued
 Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12                       $ 2,200,000   $ 2,123,000
----------------------------------------------------------------------------------------------------
 Real Time Data Co., 13% Disc. Nts., 5/31/09 1,3,4,13                       8,836,185       971,980
----------------------------------------------------------------------------------------------------
 Rite Aid Corp., 9.50% Sr. Sec. Nts., 2/15/11 5                             2,000,000     2,080,000
                                                                                        ------------
                                                                                         17,129,330

----------------------------------------------------------------------------------------------------
 Food Products--0.7%
 American Seafood Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                 4,700,000     4,993,750
----------------------------------------------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                  2,400,000     1,080,000
----------------------------------------------------------------------------------------------------
 Burns Philp Capital Pty Ltd., 9.75% Sr. Sub. Nts., 7/15/12 5               4,350,000     3,936,750
----------------------------------------------------------------------------------------------------
 Chiquita Brands International, Inc., 10.56% Sr. Unsec. Nts., 3/15/09         622,000       671,760
----------------------------------------------------------------------------------------------------
 Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12 5                          3,900,000     4,153,500
----------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10 5                              3,200,000     3,296,000
----------------------------------------------------------------------------------------------------
 Dole Food Co., Inc.:
 7.25% Sr. Nts., 5/1/09                                                     7,500,000     7,837,500
 8.875% Sr. Nts., 3/15/11 5                                                 1,700,000     1,776,500
----------------------------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09                               1,000,000       265,000
----------------------------------------------------------------------------------------------------
 Smithfield Foods, Inc.:
 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                       3,050,000     3,034,750
 8% Sr. Nts., Series B, 10/15/09                                            1,000,000     1,025,000
----------------------------------------------------------------------------------------------------
 Swift & Co., 10.125% Sr. Nts., 10/1/09 5                                   2,000,000     1,990,000
----------------------------------------------------------------------------------------------------
 United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]         4,000,000     7,144,538
                                                                                        ------------
                                                                                         41,205,048

----------------------------------------------------------------------------------------------------
 Household Products--0.2%
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 1                                3,700,000     3,681,500
----------------------------------------------------------------------------------------------------
 Holmes Products Corp.:
 9.875% Sr. Sub. Nts., Series C, 11/15/07                                   1,000,000       763,750
 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                            4,610,000     3,520,888
----------------------------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                4,500,000     4,905,000
----------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05                 3,450,000     3,174,000
----------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08 1,3,4       6,340,000            --
                                                                                        ------------
                                                                                         16,045,138

----------------------------------------------------------------------------------------------------
 Energy--3.2%
----------------------------------------------------------------------------------------------------
 Energy Equipment & Services--1.0%
 Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                               1,900,000     1,881,000
----------------------------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08 1,3,4    5,925,000     1,510,875
----------------------------------------------------------------------------------------------------
 Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08       1,900,000     1,871,500
----------------------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08           12,750,000    13,626,562
----------------------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                         14,250,000    12,611,250
----------------------------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                       2,000,000     2,172,500
----------------------------------------------------------------------------------------------------
 Petroliam Nasional Berhad, 7.125% Unsub. Nts., 10/18/06 5                  7,900,000     8,896,451
----------------------------------------------------------------------------------------------------
 Universal Compression Holdings, Inc., 9.875% Sr. Disc. Nts., 2/15/08      17,575,000    18,541,625
                                                                                        ------------
                                                                                         61,111,763


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                               Principal     Market Value
                                                                                 Amount       See Note 1
----------------------------------------------------------------------------------------------------------
Oil & Gas--2.2%
Chesapeake Energy Corp.:
7.75% Sr. Unsec. Nts., 1/15/15                                                $  9,300,000   $  9,625,500
8.125% Sr. Unsec. Nts., 4/1/11                                                   3,650,000      3,869,000
9% Sr. Nts., 8/15/12                                                             1,000,000      1,090,000
----------------------------------------------------------------------------------------------------------
El Paso Energy Partners LP:
8.50% Sr. Sub. Nts., 6/1/10 5                                                    2,700,000      2,767,500
8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11                                     2,300,000      2,357,500
10.625% Sr. Sub. Nts., 12/1/12 5                                                 3,900,000      4,329,000
----------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                         3,500,000      3,535,000
----------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                    9,735,000     10,757,175
----------------------------------------------------------------------------------------------------------
Giant Industries, Inc., 11% Sr. Sub. Nts., 5/15/12                               2,200,000      1,958,000
----------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09 1                                 7,000,000      7,350,000
----------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                          3,250,000      3,549,777
----------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.50% Unsub. Nts., 2/15/08                   3,450,000      3,911,438
----------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.375% Sr. Unsec. Bonds, 12/2/08                            9,030,000     10,542,525
----------------------------------------------------------------------------------------------------------
Petronas Capital Ltd.:
7.875% Nts., 5/22/22                                                            16,705,000     17,791,510
7.875% Nts., 5/22/22 5                                                           4,525,000      4,858,655
----------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12                           3,000,000      3,316,167
----------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                       5,800,000      6,032,000
----------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13 5                           5,800,000      6,264,000
----------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
8.25% Sr. Unsec. Sub. Nts., 12/15/11 1                                           1,000,000      1,040,000
8.75% Sr. Sub. Nts., 9/15/07                                                     8,460,000      8,840,700
----------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                  2,000,000      2,152,500
----------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 9.625% Sr. Sub. Nts., 4/1/12                             4,450,000      3,827,000
----------------------------------------------------------------------------------------------------------
Westport Resources Corp.:
8.25% Sr. Sub. Nts., 11/1/11 5,7                                                 2,000,000      2,142,500
8.25% Sr. Unsec. Sub. Nts., 11/1/11                                              6,700,000      7,185,750
----------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                        5,200,000      5,616,000
                                                                                             -------------
                                                                                              134,709,197

----------------------------------------------------------------------------------------------------------
Financials--3.2%
----------------------------------------------------------------------------------------------------------
Banks--1.0%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                         4,167,000      4,479,525
----------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                 10,050,000     10,376,625
----------------------------------------------------------------------------------------------------------
Chohung Bank, 11.875% Sub. Nts., 4/1/10 2                                        4,070,000      4,619,450
----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125% Nts., 11/15/11                    5,237,000      5,498,195
----------------------------------------------------------------------------------------------------------
Hanvit Bank, 12.75% Unsec. Sub. Nts., 3/1/10 2                                   9,726,000     11,111,479
----------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04 1                                   10,000,000     10,250,000
----------------------------------------------------------------------------------------------------------
Mexican Williams Sr. Nts., 1.408%, 11/15/08 1,2                                  1,500,000      1,567,500
----------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04 1,3,4              4,970,000         37,275
----------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06 1                      1,000,000      1,202,500
----------------------------------------------------------------------------------------------------------
Tokai Preferred Capital Co. LLC, 9.98% Non-Cum. Bonds, Series A, 12/29/49 5      8,211,000      7,750,379


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                  Principal    Market Value
                                                                                    Amount      See Note 1
------------------------------------------------------------------------------------------------------------
 Banks Continued
 Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12 1                      $ 3,800,000   $ 3,809,500
                                                                                                ------------
                                                                                                 60,702,428

------------------------------------------------------------------------------------------------------------
 Diversified Financials--1.3%
 Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12 1                              3,200,000     3,392,000
------------------------------------------------------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                              9,015,000    10,102,840
------------------------------------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                     8,848,000     3,163,160
------------------------------------------------------------------------------------------------------------
 Household Finance Corp., 7% Nts., 5/15/12                                         18,692,000    21,342,171
------------------------------------------------------------------------------------------------------------
 IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds, 12/29/49 2,5                    20,475,000    18,752,827
------------------------------------------------------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.75% Sub. Nts., 2/1/11                                   4,115,000     4,564,547
------------------------------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                            5,900,000     6,637,500
------------------------------------------------------------------------------------------------------------
 MBNA Corp., 6.125% Nts., 3/1/13                                                    3,740,000     3,754,998
------------------------------------------------------------------------------------------------------------
 Metris Cos., Inc., 10.125% Sr. Unsec. Nts., 7/15/06 1                                500,000       272,500
------------------------------------------------------------------------------------------------------------
 Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                5,250,000     4,226,250
------------------------------------------------------------------------------------------------------------
 Ocwen Financial Corp., 11.875% Nts., 10/1/03 1                                     4,817,000     4,889,255
------------------------------------------------------------------------------------------------------------
 SBS Agro Finance BV, 10.25% Bonds, 7/21/2000 1,3,4                                14,961,000        74,805
                                                                                                ------------
                                                                                                 81,172,853

------------------------------------------------------------------------------------------------------------
 Insurance--0.1%
 Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/09 1,3,4                               3,050,000       823,500
------------------------------------------------------------------------------------------------------------
 Parametric RE Ltd., 5.75% Nts., 11/19/07 2,5                                       2,400,000     2,443,608
                                                                                                ------------
                                                                                                  3,267,108

------------------------------------------------------------------------------------------------------------
 Real Estate--0.8%
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                    7,700,000     5,120,500
------------------------------------------------------------------------------------------------------------
 CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts., 6/15/11 1            1,450,000     1,363,000
------------------------------------------------------------------------------------------------------------
 Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09                              2,000,000     2,165,000
------------------------------------------------------------------------------------------------------------
 Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11                                          2,609,000     2,289,397
------------------------------------------------------------------------------------------------------------
 Felcor Suites LP, 7.375% Sr. Nts., 10/1/04                                         2,200,000     2,150,500
------------------------------------------------------------------------------------------------------------
 HMH Properties, Inc.:
 7.875% Sr. Nts., Series B, 8/1/08                                                  1,500,000     1,417,500
 8.45% Sr. Nts., Series C, 12/1/08                                                  3,000,000     2,910,000
------------------------------------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                          5,000,000     5,006,250
------------------------------------------------------------------------------------------------------------
 IStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08                                150,000       161,181
------------------------------------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                6,800,000     4,522,000
 9.125% Sr. Unsec. Nts., 1/15/11                                                    4,850,000     4,098,250
------------------------------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08   15,590,000    15,667,950
                                                                                                ------------
                                                                                                 46,871,528

------------------------------------------------------------------------------------------------------------
 Health Care--1.2%
------------------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.2%
 Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12                3,400,000     3,638,000
------------------------------------------------------------------------------------------------------------
 Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07 1             975,000     1,018,875

                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                  Principal   Market Value
                                                                                   Amount     See Note 1
----------------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies Continued
 Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                 $ 4,150,000   $ 4,253,750
----------------------------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts., 8/1/11                  550,000       525,250
                                                                                              ------------
                                                                                                9,435,875

----------------------------------------------------------------------------------------------------------
 Health Care Providers & Services--1.0%
 Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts., 4/15/11                    1,700,000     1,632,000
----------------------------------------------------------------------------------------------------------
 AmeriPath, Inc., 10.50% Sr. Sub. Nts., 4/1/13 5                                  2,800,000     2,898,000
----------------------------------------------------------------------------------------------------------
 AmerisourceBergen Corp., 7.25% Sr. Nts., 11/15/12 5                              2,200,000     2,321,000
----------------------------------------------------------------------------------------------------------
 Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts., 7/1/10            1,900,000     1,890,500
----------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                     3,290,000     3,396,925
----------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 1 [DEM]            1,700,000       938,982
----------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11    3,000,000     3,060,000
----------------------------------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09                         2,850,000     3,063,750
----------------------------------------------------------------------------------------------------------
 HCA, Inc., 6.30% Sr. Unsec. Nts., 10/1/12                                        2,000,000     2,058,244
----------------------------------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts., 6/1/12 3                                        10,500,000     4,882,500
----------------------------------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                  3,300,000     3,069,000
----------------------------------------------------------------------------------------------------------
 NDCHealth Corp., 10.50% Sr. Sub. Nts., 12/1/12 5                                 3,700,000     3,894,250
----------------------------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09           4,600,000     5,014,000
----------------------------------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Sub. Nts., 4/1/12 5                           5,200,000     5,148,000
----------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp., 6.375% Sr. Nts., 12/1/11                                15,131,000    14,563,588
----------------------------------------------------------------------------------------------------------
 Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09                   4,000,000     4,340,000
----------------------------------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12                                  1,600,000     1,680,000
                                                                                              ------------
                                                                                               63,850,739

----------------------------------------------------------------------------------------------------------
 Pharmaceuticals--0.0%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                                       1,200,000     1,230,000
----------------------------------------------------------------------------------------------------------
 Industrials--4.7%
----------------------------------------------------------------------------------------------------------
 Aerospace & Defense--0.6%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                   2,900,000     3,132,000
----------------------------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
 Series B, 10/15/08 1                                                             6,700,000     2,479,000
----------------------------------------------------------------------------------------------------------
 BE Aerospace, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                              1,800,000     1,134,000
 9.50% Sr. Unsec. Sub. Nts., 11/1/08                                              2,500,000     1,662,500
----------------------------------------------------------------------------------------------------------
 Boeing Capital Corp., 5.80% Nts., 1/15/13                                       14,415,000    14,365,701
----------------------------------------------------------------------------------------------------------
 K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                      2,100,000     2,236,500
----------------------------------------------------------------------------------------------------------
 L-3 Communications Corp., 7.625% Sr. Sub. Nts., 6/15/12                          1,700,000     1,810,500
----------------------------------------------------------------------------------------------------------
 Rexnord Corp., 10.125% Sr. Sub. Nts., 12/15/12 5                                 2,150,000     2,295,125
----------------------------------------------------------------------------------------------------------
 TransDigm, Inc., 10.375% Sr. Sub. Nts., 12/1/08                                  1,100,000     1,163,250
----------------------------------------------------------------------------------------------------------
 TRW Automotive, Inc.:
 9.375% Sr. Nts., 2/15/13 5                                                       2,200,000     2,211,000
 11% Sr. Sub. Nts., 2/15/13 5                                                     2,500,000     2,506,250
                                                                                              ------------
                                                                                               34,995,826

                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                         Principal   Market Value
                                                                           Amount      See Note 1
--------------------------------------------------------------------------------------------------
 Air Freight & Couriers--0.0%
 Atlas Air, Inc.:
 9.25% Sr. Nts., 4/15/08                                                $ 6,200,000   $ 1,147,000
 9.375% Sr. Unsec. Nts., 11/15/06                                         2,700,000       499,500
                                                                                      ------------
                                                                                        1,646,500

--------------------------------------------------------------------------------------------------
 Airlines--0.2%
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05 1                  22,273,000     7,906,915
--------------------------------------------------------------------------------------------------
 Amtran, Inc.:
 9.625% Nts., 12/15/05 1                                                  4,800,000     1,680,000
 10.50% Sr. Nts., 8/1/04 1                                               11,800,000     4,130,000
                                                                                      ------------
                                                                                       13,716,915

--------------------------------------------------------------------------------------------------
 Building Products--0.2%
 Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                 2,400,000     2,580,000
--------------------------------------------------------------------------------------------------
 GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10 5                            605,793       650,837
--------------------------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07                                 5,200,000     5,395,000
 9.25% Sr. Nts., Series B, 3/15/07                                        2,990,000     3,090,912
 9.875% Sr. Unsec. Sub. Nts., 6/15/11                                     1,150,000     1,201,750
                                                                                      ------------
                                                                                       12,918,499

--------------------------------------------------------------------------------------------------
 Commercial Services & Supplies--1.9%
 Allied Waste North America, Inc.:
 7.875% Sr. Unsec. Nts., Series B, 1/1/09                                   800,000       819,000
 8.50% Sr. Sub. Nts., 12/1/08                                            10,300,000    10,879,375
 8.875% Sr. Nts., Series B, 4/1/08                                       14,800,000    15,743,500
 9.25% Sr. Nts., 9/1/12 5                                                13,550,000    14,481,562
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                               3,400,000     3,544,500
--------------------------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,3,4    3,462,000        47,602
--------------------------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 3,4                  10,175,000     2,352,969
--------------------------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                  2,500,000     2,312,500
--------------------------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts., 2/1/10                                      3,300,000     3,502,125
--------------------------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1              2,920,000     1,324,950
--------------------------------------------------------------------------------------------------
 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07 1                             6,545,000     6,806,800
--------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 1     5,800,000     4,379,000
--------------------------------------------------------------------------------------------------
 Iron Mountain, Inc.:
 7.75% Sr. Sub. Nts., 1/15/15                                             2,650,000     2,782,500
 8.75% Sr. Sub. Nts., 9/30/09                                             9,000,000     9,495,000
--------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09 1,3,4      5,300,000         6,890
--------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09          7,050,000     6,909,000
--------------------------------------------------------------------------------------------------
 Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                              5,500,000     5,376,250
--------------------------------------------------------------------------------------------------
 Moore North American Finance, Inc., 7.875% Sr. Nts., 1/15/11 5           1,600,000     1,664,000
--------------------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05 1                                        5,150,000     4,248,750
--------------------------------------------------------------------------------------------------
 Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 1,3,4                13,150,000       443,813
--------------------------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                  2,400,000     2,580,000

                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                  Principal     Market Value
                                                                                    Amount       See Note 1
-------------------------------------------------------------------------------------------------------------
 Commercial Services & Supplies Continued
 Waste Management, Inc.:
 6.375% Sr. Nts., 11/15/12                                                       $  2,649,000   $  2,831,378
 7.75% Sr. Unsec. Nts., 5/15/32                                                    10,000,000     11,428,140
                                                                                                -------------
                                                                                                 113,959,604

-------------------------------------------------------------------------------------------------------------
 Construction & Engineering--0.1%
 Integrated Electrical Services, Inc.:
 9.375% Sr. Sub. Nts., Series B, 2/1/09 1                                             300,000        289,500
 9.375% Sr. Sub. Nts., Series C, 2/1/09 1                                           2,150,000      2,074,750
-------------------------------------------------------------------------------------------------------------
 URS Corp., 11.50% Sr. Nts., 9/15/09 5                                              6,350,000      5,937,250
                                                                                                -------------
                                                                                                   8,301,500

-------------------------------------------------------------------------------------------------------------
 Electrical Equipment--0.0%
 Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 1                         2,900,000      2,421,500
-------------------------------------------------------------------------------------------------------------
 Industrial Conglomerates--0.5%
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08              7,105,000      7,495,775
-------------------------------------------------------------------------------------------------------------
 Tyco International Group SA:
 6.375% Nts., 10/15/11                                                             20,800,000     19,552,000
 6.75% Sr. Unsub. Nts., 2/15/11                                                     1,900,000      1,824,000
                                                                                                -------------
                                                                                                  28,871,775

-------------------------------------------------------------------------------------------------------------
 Machinery--0.9%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                           1,977,000      2,322,975
-------------------------------------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                          9,900,000     10,766,250
-------------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09 1                                          4,450,000      3,137,250
-------------------------------------------------------------------------------------------------------------
 Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                 1,050,000        861,000
-------------------------------------------------------------------------------------------------------------
 NMHG Holding Co., 10% Sr. Nts., 5/15/09 1                                          2,400,000      2,568,000
-------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07      10,400,000      8,788,000
-------------------------------------------------------------------------------------------------------------
 SPX Corp., 7.50% Sr. Nts., 1/1/13                                                  6,100,000      6,511,750
-------------------------------------------------------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                  600,000        592,500
 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                      2,650,000      2,616,875
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                2,700,000      2,686,500
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                     6,000,000      6,240,000
-------------------------------------------------------------------------------------------------------------
 Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                      4,000,000      4,260,000
                                                                                                -------------
                                                                                                  51,351,100

-------------------------------------------------------------------------------------------------------------
 Marine--0.2%
 CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                           6,350,000      6,826,250
-------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,3,4                      5,400,000      2,430,000
-------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 1,3    11,650,000      3,728,000
                                                                                                -------------
                                                                                                  12,984,250


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                   Principal    Market Value
                                                                                     Amount      See Note 1
------------------------------------------------------------------------------------------------------------
 Road & Rail--0.1%
 Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                  $ 2,000,000   $ 2,140,000
------------------------------------------------------------------------------------------------------------
 Stena AB, 9.625% Sr. Nts., 12/1/12                                                 2,150,000     2,236,000
                                                                                                ------------
                                                                                                  4,376,000

------------------------------------------------------------------------------------------------------------
 Information Technology--1.2%
------------------------------------------------------------------------------------------------------------
 Communications Equipment--0.1%
 Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07                       11,975,000     3,478,737
------------------------------------------------------------------------------------------------------------
 Computers & Peripherals--0.1%
 Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                              4,600,000     4,841,500
------------------------------------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.4%
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09 1    4,000,000     4,460,000
------------------------------------------------------------------------------------------------------------
 Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05 1    12,553,000    12,427,470
------------------------------------------------------------------------------------------------------------
 Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                2,250,000     2,505,937
------------------------------------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08 1                         5,000,000     5,312,500
------------------------------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 1,3,4                                   10,550,000       263,750
------------------------------------------------------------------------------------------------------------
 Xerox Capital plc (Europe), 5.875% Nts., 5/15/04                                   1,500,000     1,492,500
                                                                                                ------------
                                                                                                 26,462,157

------------------------------------------------------------------------------------------------------------
 Internet Software & Services--0.0%
 Exodus Communications, Inc.:
 10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]                                              2,207,850       108,414
 10.75% Sr. Unsec. Sub. Nts., 12/15/09 1,3,4                                        7,121,396       106,821
------------------------------------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08 1,3,4,11           5,700,000           570
------------------------------------------------------------------------------------------------------------
 Globix Corp., 9.075% Sr. Nts., 4/26/08 1                                             865,568       623,209
------------------------------------------------------------------------------------------------------------
 PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]                          6,150,000       243,270
------------------------------------------------------------------------------------------------------------
 Ziff Davis Media, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 8/12/09 1,3              760,000       235,600
                                                                                                ------------
                                                                                                  1,317,884

------------------------------------------------------------------------------------------------------------
 Office Electronics--0.0%
 ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06 1                                1,430,000     1,151,150
------------------------------------------------------------------------------------------------------------
 Semiconductor Equipment & Products--0.6%
 AMI Semiconductor, Inc., 10.75% Sr. Sub. Nts., 2/1/13 5                            4,750,000     5,011,250
------------------------------------------------------------------------------------------------------------
 Amkor Technology, Inc.:
 9.25% Sr. Unsec. Nts., 5/1/06                                                      1,600,000     1,576,000
 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                5,850,000     5,762,250
------------------------------------------------------------------------------------------------------------
 Fairchild Semiconductor Corp., 10.375% Sr. Unsec. Nts., 10/1/07                    8,100,000     8,586,000
------------------------------------------------------------------------------------------------------------
 Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05 1                               14,000,000    12,600,000
                                                                                                ------------
                                                                                                 33,535,500

------------------------------------------------------------------------------------------------------------
 Materials--4.8%
------------------------------------------------------------------------------------------------------------
 Chemicals--1.4%
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                      3,600,000     3,078,000
------------------------------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                       1,700,000       688,500
------------------------------------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11 1                         3,800,000     4,218,000
------------------------------------------------------------------------------------------------------------
 Equistar Chemicals LP, 8.75% Sr. Unsec. Nts., 2/15/09                              3,400,000     3,081,070

                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                      Principal     Market Value
                                                                        Amount       See Note 1
------------------------------------------------------------------------------------------------
 Chemicals Continued
 Huntsman Corp./ICI Chemical Co. plc:
 Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09 8                $14,040,000   $ 3,580,200
 10.125% Sr. Unsec. Sub. Nts., 7/1/09                                  10,100,000     9,620,250
 10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                             3,300,000     2,889,770
------------------------------------------------------------------------------------------------
 Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                    3,200,000     3,424,000
------------------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                    4,100,000     4,038,500
------------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08                                              2,700,000     2,632,500
 9.625% Sr. Sec. Nts., Series A, 5/1/07                                 5,700,000     5,728,500
 9.875% Sec. Nts., Series B, 5/1/07                                    18,550,000    18,642,750
------------------------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11              4,500,000     4,983,750
------------------------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11                          4,500,000     3,532,500
------------------------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                      2,557,668     1,982,193
------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc., 4.79% Sr. Sec. Nts., 12/31/06 1,2                    852,553       635,152
------------------------------------------------------------------------------------------------
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                    2,000,000     1,572,500
------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07 1                                          1,816,791     1,180,914
 11.25% Sr. Sub. Nts., 8/15/06 3,4                                      7,915,000            --
------------------------------------------------------------------------------------------------
 Terra Industries, Inc., 10.50% Sr. Nts., Series B, 6/15/05             3,000,000     2,565,000
------------------------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03 1                   4,474,000     4,496,370
                                                                                    ------------
                                                                                     82,570,419

------------------------------------------------------------------------------------------------
 Construction Materials--0.0%
 Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09 1,3,4    4,300,000     1,091,125
------------------------------------------------------------------------------------------------
 Containers & Packaging--1.5%
 Ball Corp.:
 6.875% Sr. Nts., 12/15/12 5                                            2,200,000     2,279,750
 7.75% Sr. Unsec. Nts., 8/1/06                                          2,300,000     2,443,750
 8.25% Sr. Unsec. Sub. Nts., 8/1/08                                     3,300,000     3,473,250
------------------------------------------------------------------------------------------------
 Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05 1,3,4      5,875,000        14,687
------------------------------------------------------------------------------------------------
 Crown Euro Holdings SA:
 9.50% Sr. Sec. Nts., 3/1/11 5                                          3,600,000     3,613,500
 10.875% Sr. Sec. Nts., 3/1/13 5                                        1,850,000     1,880,063
------------------------------------------------------------------------------------------------
 Graphic Packaging Corp., 8.625% Sub. Nts., 2/15/12                     2,500,000     2,562,500
------------------------------------------------------------------------------------------------
 Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                1,000,000     1,075,000
------------------------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12 5                       3,200,000     3,388,000
------------------------------------------------------------------------------------------------
 Owens-Brockway Glass Container, Inc.:
 8.75% Sr. Sec. Nts., 11/15/12 5                                        5,800,000     5,995,750
 8.75% Sr. Sec. Nts., 11/15/12 5                                        6,700,000     6,926,125
 8.875% Sr. Sec. Nts., 2/15/09                                          5,800,000     6,017,500
------------------------------------------------------------------------------------------------
 Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09        4,800,000     5,214,000
------------------------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                                        9,990,000    10,489,500
 10.875% Sr. Sub. Nts., 4/1/08                                          8,280,000     8,611,200


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                              Principal   Market Value
                                                                                Amount     See Note 1
-------------------------------------------------------------------------------------------------------
 Containers & Packaging Continued
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12                                                     $ 5,800,000   $ 6,235,000
 9.25% Sr. Unsec. Nts., 2/1/08                                                 4,500,000     4,950,000
 9.75% Sr. Unsec. Nts., 2/1/11                                                 7,900,000     8,788,750
-------------------------------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                            5,550,000     5,633,250
                                                                                           ------------
                                                                                            89,591,575

-------------------------------------------------------------------------------------------------------
 Metals & Mining--1.2%
 AK Steel Corp.:
 7.75% Sr. Unsec. Nts., 6/15/12                                                6,400,000     5,888,000
 7.875% Sr. Unsec. Nts., 2/15/09                                               3,025,000     2,798,125
-------------------------------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09           1,050,000       383,250
-------------------------------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09    3,000,000     3,097,500
-------------------------------------------------------------------------------------------------------
 Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07 1,3,4                6,627,670       149,123
-------------------------------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                           6,750,000     6,783,750
-------------------------------------------------------------------------------------------------------
 Great Lakes Carbon Corp., 7.94% Sr. Sub. Nts., Series B, 5/15/08              3,457,000     2,679,175
-------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1        1,586,000        79,300
-------------------------------------------------------------------------------------------------------
 Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                         5,200,000     5,382,000
-------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B, 10/15/06 3,4                                      4,500,000     2,812,500
 12.75% Sr. Sub. Nts., 2/1/04 1,3,4                                           10,650,000       426,000
-------------------------------------------------------------------------------------------------------
 Keystone Consolidated Industries, Inc., 9.625% Sr. Sec. Nts., 8/1/07 1        5,700,000       598,500
-------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07 1                                      9,595,000     6,044,850
-------------------------------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09 3,4          16,499,544    11,467,183
-------------------------------------------------------------------------------------------------------
 Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10 5                           1,100,000     1,155,000
-------------------------------------------------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                               3,200,000     3,068,000
-------------------------------------------------------------------------------------------------------
 P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08 1            9,879,000    10,434,694
-------------------------------------------------------------------------------------------------------
 Peabody Energy Corp., 6.875% Sr. Nts., 3/15/13 1                              3,300,000     3,347,437
-------------------------------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                 2,000,000     2,050,000
-------------------------------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                  2,400,000     2,148,000
-------------------------------------------------------------------------------------------------------
 United States Steel LLC, 10.75% Sr. Nts., 8/1/08                              4,300,000     4,214,000
                                                                                           ------------
                                                                                            75,006,387

-------------------------------------------------------------------------------------------------------
 Paper & Forest Products--0.7%
 Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                1,700,000     1,869,923
-------------------------------------------------------------------------------------------------------
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07 13                                                   3,650,000     3,955,687
 13.875% Sr. Sec. Nts., 7/15/07 1                                                400,000       440,000
-------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 1,3                           15,250,000     2,287,500
-------------------------------------------------------------------------------------------------------
 Domtar, Inc., 10.85% Debs., 8/5/17 [CAD]                                      1,700,000     1,491,486
-------------------------------------------------------------------------------------------------------
 Fort James Corp.:
 6.625% Sr. Unsec. Nts., 9/15/04                                                 500,000       505,000
 6.875% Sr. Nts., 9/15/07                                                      2,500,000     2,450,000


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                 Principal   Market Value
                                                                                  Amount      See Note 1
----------------------------------------------------------------------------------------------------------
 Paper & Forest Products Continued
 Georgia-Pacific Corp.:
 8.125% Sr. Unsec. Nts., 5/15/11                                                $10,675,000   $10,087,875
 9.375% Sr. Nts., 2/1/13 5                                                        6,400,000     6,784,000
----------------------------------------------------------------------------------------------------------
 Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08                         3,000,000     3,315,000
----------------------------------------------------------------------------------------------------------
 PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04 1,3,4                         4,025,000       110,688
----------------------------------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                 5,500,000     5,445,000
----------------------------------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                               5,000,000     3,225,000
                                                                                              ------------
                                                                                               41,967,159

----------------------------------------------------------------------------------------------------------
 Telecommunication Services--5.2%
----------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services--2.7%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08 1,3,4 [EUR]                                          1,900,000           207
 13% Sr. Unsec. Nts., 5/1/08 1,3,4                                                1,100,000           110
----------------------------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07 1,3,4              2,490,000        21,788
----------------------------------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr. Nts., 2/1/09                                    2,800,000     2,534,000
----------------------------------------------------------------------------------------------------------
 American Tower Escrow Corp., Units (each unit consists of $1,000 zero coupon sr. sub. disc. nts., 8/1/08 and one warrant to purchase 14.0953
 shares of common stock at $0.01 per share) 5,14                                  6,000,000     3,990,000
----------------------------------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 1,3,4                                  5,472,505        82,088
----------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07           6,260,000     4,663,700
----------------------------------------------------------------------------------------------------------
 Concentric Network Corp., Escrow Shares, 12/15/07 3,4                            4,085,000            --
----------------------------------------------------------------------------------------------------------
 Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10            9,415,000    11,066,466
----------------------------------------------------------------------------------------------------------
 Dex Media East LLC, 9.875% Sr. Nts., 11/15/09 5                                  4,300,000     4,869,750
----------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08 1                                  1,600,000     1,192,000
----------------------------------------------------------------------------------------------------------
 DirecTV Holdings LLC, 8.375% Sr. Nts., 3/15/13 5                                13,100,000    14,508,250
----------------------------------------------------------------------------------------------------------
 Focal Communications Corp.:
 11.875% Sr. Unsec. Nts., Series B, 1/15/10 1,3                                   1,090,000        65,400
 12.125% Sr. Unsec. Disc. Nts., 2/15/08 1,3                                       2,150,000       129,000
----------------------------------------------------------------------------------------------------------
 France Telecom SA, 9.25% Sr. Unsec. Nts., 3/1/11                                18,005,000    21,680,361
----------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts.,
 Series B, 3/1/09 1,3,4,11                                                        6,950,000     2,189,250
----------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                            3,750,000     3,656,250
----------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc., 12.50% Sr. Unsec. Disc. Nts., 2/15/08 1,3           17,416,000       174,160
----------------------------------------------------------------------------------------------------------
 KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,3,4 [EUR]                                 5,000,000        27,280
----------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08 11                                            22,500,000    15,412,500
 0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10 11                                     3,000,000     1,710,000
 9.125% Sr. Unsec. Nts., 5/1/08                                                   8,400,000     6,594,000
----------------------------------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08 1,3,4   10,100,000       353,500
----------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 Escrow Shares, 10/1/07 3,4                                                       9,283,000            --
 Escrow Shares, 3/15/08 3,4                                                       7,300,000            --
 Escrow Shares, 4/15/08 3,4                                                       2,750,000            --
 Escrow Shares, 11/15/08 3,4                                                      5,200,000            --
 Escrow Shares, 6/1/09 3,4                                                        1,400,000            --


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                        Principal     Market Value
                                                                          Amount       See Note 1
---------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3,4    $  2,400,000   $    372,000
---------------------------------------------------------------------------------------------------
 Qwest Capital Funding, Inc.:
 5.875% Nts., 8/3/04                                                      7,500,000      6,825,000
 7.75% Nts., 8/15/06                                                      2,300,000      1,886,000
---------------------------------------------------------------------------------------------------
 Qwest Communications International, Inc., 7.50% Sr. Unsec. Nts.,
 Series B, 11/1/08                                                        5,000,000      4,337,500
---------------------------------------------------------------------------------------------------
 Qwest Corp.:
 7.20% Unsec. Nts., 11/1/04                                               2,000,000      2,000,000
 8.875% Nts., 3/15/12 5                                                  12,600,000     13,482,000
---------------------------------------------------------------------------------------------------
 Qwest Services Corp., 13.50% Nts., 12/15/10 5                            2,000,000      2,120,000
---------------------------------------------------------------------------------------------------
 Sprint Capital Corp.:
 8.375% Nts., 3/15/12                                                     8,400,000      8,988,000
 8.75% Nts., 3/15/32                                                      5,237,000      5,420,295
---------------------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09 1,3,4,11                               11,300,000      1,921,000
 0%/9.875% Sr. Disc. Nts., 4/15/09 1,3,4,11 [GBP]                         9,500,000      2,252,426
---------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3,4                           4,835,000             --
---------------------------------------------------------------------------------------------------
 Telus Corp., 7.50% Nts., 6/1/07                                          5,237,000      5,551,220
---------------------------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom, Inc.,
 9.75% Sr. Nts., 7/15/08                                                    500,000        397,500
---------------------------------------------------------------------------------------------------
 Verizon Global Funding Corp., 7.375% Sr. Nts., 9/1/12                   13,245,000     15,677,908
---------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 1,3,4                        9,480,000             --
                                                                                       ------------
                                                                                       166,150,909

---------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services--2.5%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                   5,200,000      2,470,000
---------------------------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09 1,3              11,400,000      2,850,000
---------------------------------------------------------------------------------------------------
 Arch Wireless Holdings, Inc.:
 10% Sr. Sec. Sub. Nts., 5/15/07 1                                          208,389        207,347
 12% Sub. Nts., 5/15/09                                                     233,000        201,545
---------------------------------------------------------------------------------------------------
 AT&T Corp., 8.50% Sr. Nts., 11/15/31 2,12                               10,000,000     10,785,810
---------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07              5,237,000      5,824,120
---------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 14% Sr. Unsec. Disc. Nts., 10/1/07 1,3,4    21,148,000             --
---------------------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11 11                                    5,300,000      4,319,500
 9% Sr. Nts., 5/15/11                                                     1,000,000        870,000
 10.625% Sr. Unsec. Disc. Nts., 11/15/07                                 14,510,000     14,219,800
---------------------------------------------------------------------------------------------------
 Dobson Communications Corp., 10.875% Sr. Unsec. Nts., 7/1/10             3,200,000      3,232,000
---------------------------------------------------------------------------------------------------
 Horizon PCS, Inc., 13.75% Sr. Nts., 6/15/11 1                            1,000,000        145,000
---------------------------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10 1,3,11                 2,200,000        121,000
---------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,3,4,11                        5,400,000        621,000
 12.50% Sr. Nts., 4/15/10 1,3                                             5,775,000        837,375
---------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 0%/12% Sr. Unsec. Disc. Nts., 6/1/09 1,3,4,11                            7,000,000        332,500
 11.125% Sr. Unsec. Disc. Nts., Series B, 10/15/07 1,3,4 [CAD]            9,355,000        302,092

                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                 Principal     Market Value
                                                                                   Amount       See Note 1
------------------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services Continued
 Nextel Communications, Inc.:
 9.375% Sr. Unsec. Nts., 11/15/09                                               $ 12,350,000   $ 13,029,250
 9.95% Sr. Disc. Nts., 2/15/08                                                    14,350,000     15,031,625
 10.65% Sr. Disc. Nts., 9/15/07                                                    1,400,000      1,466,500
 12% Sr. Unsec. Nts., 11/1/08                                                      2,950,000      3,186,000
------------------------------------------------------------------------------------------------------------
 Nextel Partners, Inc.:
 0%/14% Sr. Disc. Nts., 2/1/09 11                                                    800,000        740,000
 11% Sr. Unsec. Nts., 3/15/10                                                      3,400,000      3,349,000
 12.50% Sr. Nts., 11/15/09                                                         9,700,000      9,991,000
------------------------------------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts., 9/15/09 5                                      14,950,000     16,781,375
------------------------------------------------------------------------------------------------------------
 Orbcomm Global LP, Escrow Shares, 8/15/04 3,4                                    15,930,000             --
------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp.:
 9.625% Sr. Sub. Nts., Series B, 5/15/08                                           4,300,000      3,128,250
 9.75% Sr. Sub. Nts., 1/15/10                                                      5,400,000      3,928,500
------------------------------------------------------------------------------------------------------------
 SBA Communications Corp.:
 10.25% Sr. Unsec. Nts., 2/1/09                                                    4,000,000      2,880,000
 12% Sr. Unsec. Disc. Nts., 3/1/08                                                12,895,000      9,993,625
------------------------------------------------------------------------------------------------------------
 TeleCorp PCS, Inc.:
 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09 11                                 1,504,000      1,511,520
 10.625% Sr. Unsec. Sub. Nts., 7/15/10 12                                          2,357,000      2,716,442
------------------------------------------------------------------------------------------------------------
 Tritel PCS, Inc.:
 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09 11                                  1,982,000      1,991,910
 10.375% Sr. Sub. Nts., 1/15/11                                                    3,519,000      4,073,243
------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08 11                                      1,400,000      1,288,000
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                                              3,300,000      2,805,000
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                                               3,200,000      2,800,000
------------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 11     8,800,000      1,496,000
------------------------------------------------------------------------------------------------------------
 USA Mobile Communications, Inc. II, Escrow Shares, 11/1/04 1,3,4                  5,885,000             --
                                                                                               -------------
                                                                                                149,526,329

------------------------------------------------------------------------------------------------------------
 Utilities--2.6%
------------------------------------------------------------------------------------------------------------
 Electric Utilities--1.3%
 AES Corp. (The):
 8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                             4,850,000      4,074,000
 8.875% Sr. Unsec. Nts., 2/15/11                                                   5,000,000      4,125,000
 9.375% Sr. Unsec. Nts., 9/15/10                                                   5,100,000      4,309,500
 9.50% Sr. Unsec. Nts., 6/1/09                                                     2,600,000      2,242,500
------------------------------------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20 1           2,700,000      1,579,500
------------------------------------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09             2,784,444      2,881,900
------------------------------------------------------------------------------------------------------------
 Calpine Corp.:
 8.50% Sr. Unsec. Nts., 2/15/11                                                   19,700,000     11,130,500
 8.625% Sr. Nts., 8/15/10                                                            600,000        336,000
 8.75% Sr. Nts., 7/15/07                                                           2,600,000      1,521,000
------------------------------------------------------------------------------------------------------------
 Central Termica Guemes SA, 1.20% Nts., 1/1/12 1                                   5,422,500        542,250
------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.:
 7.50% Sr. Nts., 1/15/09                                                           1,200,000      1,014,000
 8.50% Sr. Nts., 4/15/11                                                           2,500,000      2,137,500
 9.875% Sr. Unsec. Nts., 10/15/07                                                  4,910,000      4,566,300

                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                     Principal   Market Value
                                                                       Amount      See Note 1
-----------------------------------------------------------------------------------------------
 Electric Utilities Continued
 CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec.
 Pass-Through Certificates, 1/15/05                                  $ 2,200,000   $ 1,947,000
-----------------------------------------------------------------------------------------------
 Edison Mission Energy:
 9.875% Sr. Unsec. Nts., 4/15/11                                       1,900,000     1,434,500
 10% Sr. Unsec. Nts., 8/15/08                                          5,200,000     4,030,000
-----------------------------------------------------------------------------------------------
 El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11    4,000,000     4,460,252
-----------------------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31        14,570,000    15,318,213
-----------------------------------------------------------------------------------------------
 Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
 Obligation Bonds, 6/1/17                                                956,000     1,077,218
-----------------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11 [EUR]           3,000,000     3,551,856
-----------------------------------------------------------------------------------------------
 Mirant Americas Generation LLC:
 7.625% Sr. Unsec. Nts., 5/1/06                                        2,300,000     1,403,000
 8.30% Sr. Unsec. Nts., 5/1/11                                           700,000       360,500
-----------------------------------------------------------------------------------------------
 Oncor Electric Delivery Co., 7% Debs., 9/1/22                         3,850,000     4,075,633
-----------------------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07                   1,200,000     1,287,000
                                                                                   ------------
                                                                                    79,405,122

-----------------------------------------------------------------------------------------------
 Gas Utilities--1.0%
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp.:
 8.875% Sr. Nts., 5/20/11 5                                            2,000,000     2,130,000
 8.875% Sr. Unsec. Nts., 5/20/11 12                                    4,400,000     4,686,000
-----------------------------------------------------------------------------------------------
 ANR Pipeline, Inc., 8.875% Sr. Nts., 3/15/10 5                        1,800,000     1,917,000
-----------------------------------------------------------------------------------------------
 El Paso Corp., 7.875% Nts., 6/15/12 5                                 9,185,000     7,577,625
-----------------------------------------------------------------------------------------------
 El Paso Energy Corp., 7.625% Nts., 7/15/11                            6,875,000     5,465,625
-----------------------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10              5,542,000     6,417,852
-----------------------------------------------------------------------------------------------
 Southern Natural Gas Co.:
 7.35% Nts., 2/15/31                                                   3,100,000     2,867,500
 8% Sr. Unsub. Nts., 3/1/32                                            4,000,000     3,860,000
 8.875% Sr. Nts., 3/15/10 5                                            2,700,000     2,862,000
-----------------------------------------------------------------------------------------------
 Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                      13,150,000    12,032,250
-----------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts., 9/1/11                       14,150,000    12,239,750
                                                                                   ------------
                                                                                    62,055,602

-----------------------------------------------------------------------------------------------
 Multi-Utilities--0.2%
 Aquila, Inc., 7% Sr. Unsec. Nts., 7/15/04                             1,000,000       970,000
-----------------------------------------------------------------------------------------------
 Consumers Energy Co.:
 6.375% Sr. Sec. Nts., 2/1/08                                          1,200,000     1,194,000
 7.375% Nts., 9/15/23                                                  1,900,000     1,928,500
-----------------------------------------------------------------------------------------------
 Dynegy Holdings, Inc.:
 6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                 6,450,000     4,128,000
 8.75% Sr. Nts., 2/15/12                                               2,150,000     1,515,750
-----------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 9.25% Sr. Unsec. Unsub. Nts., 3/15/04      3,300,000     3,258,750
                                                                                   ------------
                                                                                    12,995,000

                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                   Principal      Market Value
                                                                                     Amount        See Note 1
---------------------------------------------------------------------------------------------------------------
 Water Utilities--0.1%
 National Waterworks, Inc., 10.50% Sr. Sub. Nts., 12/1/12 1                    $    1,900,000   $    2,061,500
                                                                                                ---------------
 Total Corporate Bonds and Notes (Cost $2,721,722,742)                                           2,396,538,528

                                                                                      Shares
---------------------------------------------------------------------------------------------------------------
 Preferred Stocks--0.8%

 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4,13                          338,141            3,381
---------------------------------------------------------------------------------------------------------------
 Criimi Mae, Inc., 10.875% Cum. Cv., Series B, Non-Vtg                                278,000        6,318,940
---------------------------------------------------------------------------------------------------------------
 Crown American Realty Trust, 11% Cum., Series A, Non-Vtg                              49,500        2,816,550
---------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M, Non-Vtg. 13                               85,396        8,753,090
---------------------------------------------------------------------------------------------------------------
 DigitalGlobe, Inc., 12% Cv., Series C, Non-Vtg. 1                                    369,780          369,780
---------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg. 1,4                              255,000        7,713,750
---------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., 12.25% Sr. Exchangeable, Non-Vtg. 1,13                        1              822
---------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,4,13                  11,723            1,172
---------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,4         39,000        1,140,750
---------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg. 1,4,13               21,050               --
---------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4,13                               5,773               87
---------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable, Series B 4,13                        1              133
---------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv., Series A 4                                                 6,516           18,199
---------------------------------------------------------------------------------------------------------------
 Metrocall Holdings, Inc., 15% Cum., Series A 4                                         5,863              469
---------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable,
 Non-Vtg. 1,4,13                                                                       96,993               --
---------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 11.125% Exchangeable, Series E, Non-Vtg. 13                                                3            3,245
 13% Cum., Series D, Non-Vtg. 13                                                            1              107
---------------------------------------------------------------------------------------------------------------
 NTL Europe, Inc., 10% Nts., Series A, Non-Vtg. 1,4                                       323                3
---------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg. 13                 1,357       10,686,375
---------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 13                             13,443        4,604,228
---------------------------------------------------------------------------------------------------------------
 SF Holdings Group, Inc., 13.75% Exchangeable, Non-Vtg. 1,4                                 3            2,985
---------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                      57,800        7,644,050
---------------------------------------------------------------------------------------------------------------
 Supermarkets General Holdings Corp., $14.08 Exchangeable 1,4,13                      200,000              200
---------------------------------------------------------------------------------------------------------------
 XO Communications, Inc., 14% Cum. Sr. Exchangeable Redeemable,
 Non-Vtg. 1,4,13                                                                            3               --
---------------------------------------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc., 10% Nts., Series E-1 1,4                                      240              480
                                                                                                ---------------
 Total Preferred Stocks (Cost $106,844,419)                                                         50,078,796

---------------------------------------------------------------------------------------------------------------
 Common Stocks--0.5%

 Adelphia Business Solutions, Inc. 4                                                    6,272              157
---------------------------------------------------------------------------------------------------------------
 Arch Wireless, Inc. 4                                                                 51,400          131,584
---------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                                              875,000        6,877,500
---------------------------------------------------------------------------------------------------------------
 Chiquita Brands International, Inc. 4                                                 88,293          968,574
---------------------------------------------------------------------------------------------------------------
 Contour Energy Co. 1,4                                                               477,300           12,410
---------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc. 4                                                   168,383           95,978
---------------------------------------------------------------------------------------------------------------
 Criimi MAE, Inc. 4                                                                   431,792        3,778,180



                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                               Market Value
                                                                                      Shares    See Note 1
-----------------------------------------------------------------------------------------------------------
 Common Stocks Continued
 Equinix, Inc. 4                                                                      128,840   $  380,078
-----------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc. 1,4                                                        6,475           --
-----------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B, Escrow Shares 1,4                                 625           --
-----------------------------------------------------------------------------------------------------------
 Globix Corp. 1,4                                                                     100,917      252,293
-----------------------------------------------------------------------------------------------------------
 Horizon Natural Resources Co. 1,4                                                    133,333        1,333
-----------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. 4                                             276,705      332,046
-----------------------------------------------------------------------------------------------------------
 JSC Mining & Metallurgical Co. Norilsk Nickel, Sponsored ADR 4                        55,450    1,425,065
-----------------------------------------------------------------------------------------------------------
 Ladish Co., Inc. 4                                                                    30,000      133,500
-----------------------------------------------------------------------------------------------------------
 LUKOIL, Sponsored ADR 4                                                               23,565    1,304,570
-----------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                                              7,919      133,119
-----------------------------------------------------------------------------------------------------------
 Metrocall Holdings, Inc. 4                                                             6,801        8,671
-----------------------------------------------------------------------------------------------------------
 NTL, Inc. 4                                                                          259,147    2,298,634
-----------------------------------------------------------------------------------------------------------
 OAO Gazprom, Sponsored ADR 4                                                         109,510    1,314,120
-----------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp. 4                                                              36,365      188,007
-----------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc. 1,4                                                               165,394      744,273
-----------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Cl. A 4                                                           6,989       55,912
-----------------------------------------------------------------------------------------------------------
 Prandium, Inc. 4,15                                                                1,019,757      163,161
-----------------------------------------------------------------------------------------------------------
 Premier Holdings Ltd. 1,4,15                                                         799,833           --
-----------------------------------------------------------------------------------------------------------
 Sibneft, Sponsored ADR                                                               159,425    3,347,925
-----------------------------------------------------------------------------------------------------------
 Southern Pacific Funding Corp., Liquidating Trust 1,4                              7,946,502           --
-----------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. 4                                                             9,640      241,000
-----------------------------------------------------------------------------------------------------------
 Surgutneftegaz, Sponsored ADR                                                         86,645    1,265,017
-----------------------------------------------------------------------------------------------------------
 TVMAX Holdings, Inc. 1,4                                                              56,750      255,375
-----------------------------------------------------------------------------------------------------------
 Viatel Holding Ltd. (Bermuda) 1,4                                                     37,131       42,701
-----------------------------------------------------------------------------------------------------------
 Vimpel-Communications, Sponsored ADR 4                                                38,470    1,327,215
-----------------------------------------------------------------------------------------------------------
 Walter Industries, Inc.                                                               60,000      523,200
-----------------------------------------------------------------------------------------------------------
 Wilshire Financial Services Group, Inc. 4                                            560,000    2,088,800
-----------------------------------------------------------------------------------------------------------
 WRC Media Corp. 1,4                                                                   15,559          156
-----------------------------------------------------------------------------------------------------------
 XO Communications, Inc. 4                                                             28,777      112,230
-----------------------------------------------------------------------------------------------------------
 YUKOS, Sponsored ADR                                                                  21,480    3,145,531
                                                                                                -----------
 Total Common Stocks (Cost $75,647,545)                                                         32,948,315

                                                                                       Units
-----------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.6%

 ASAT Finance LLC Wts., Exp. 11/1/06 1,4                                                2,200        2,750
-----------------------------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc. Wts., Exp. 10/1/09 1,4                  5,950    1,100,750
-----------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 5/1/05 4                                                                         27,926           --
 Exp. 9/1/04 4                                                                         36,061           --
-----------------------------------------------------------------------------------------------------------
 Citigroup, Inc. Wts., Exp. 12/31/50 4                                                 48,080       45,676
-----------------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10 1,4                                                  6,350           63
-----------------------------------------------------------------------------------------------------------
 Comunicacion Celular SA Wts., Exp. 11/15/03 1,4                                        8,109           81

                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                             Market Value
                                                                                     Units     See Note 1
----------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates Continued
 Concentric Network Corp. Wts., Exp. 12/15/07 1,4                                     4,650   $        46
----------------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08 1,4                                18,300           183
----------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05 1,4                                  5,225            52
----------------------------------------------------------------------------------------------------------
 Equinix, Inc. Wts., Exp. 12/1/07 1,4                                                 8,100            81
----------------------------------------------------------------------------------------------------------
 Grand Union Co. Wts., Exp. 8/17/03 1,4                                              11,563            --
----------------------------------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                                            34,425         3,442
----------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10 1,4                                            11,000           550
----------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 1,4,14                                  46,860           469
----------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06 1,4                                                                    69,399           694
 Exp. 5/16/06 1,4                                                                       103            --
----------------------------------------------------------------------------------------------------------
 Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 1,4                             86,946            --
----------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07 1,4                                                 7,780            78
----------------------------------------------------------------------------------------------------------
 Internet Commerce & Communications, Inc. Wts., Exp. 7/3/03 1,4                      55,000            --
----------------------------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10 1,4                                                    6,600         2,475
----------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08 1,4                                   23,200           232
----------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,4                             6,700            67
----------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08 1,4                             4,160            --
----------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4                             6,250            63
----------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp. 4/16/07 1,4                                              14,440           144
----------------------------------------------------------------------------------------------------------
 Mexico Value Rts., Exp. 6/30/03 1,4                                                301,615           147
----------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. Wts., Exp. 6/1/06 4,5                            29,300         7,559
----------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,4                                   5,800            58
----------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. All Country Asia Free (except for Japan)
 Provisional Index Wts., Exp. 6/5/03 4                                            2,314,379    18,951,987
----------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. All Country Asia Free
 (except for Japan) Wts., Exp. 3/4/05 4                                           1,413,050    13,471,877
----------------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                                  8,000         7,000
----------------------------------------------------------------------------------------------------------
 Occidente y Caribe Celular SA Wts., Exp. 3/15/04 1,4                                21,600           216
----------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc. Wts., Exp. 6/1/06
 (cv. into Metromedia International Group, Inc.) 1,4                                 16,650           167
----------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03 1,4                                                                   182,000            --
 Exp. 6/30/05 1,4                                                                    13,440            --
----------------------------------------------------------------------------------------------------------
 Real Time Data Co. Wts., Exp. 5/31/04 1,4                                        2,251,489            --
----------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09 1,4                       4,900            49
----------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts., Exp. 12/31/07 4                                      15,644            --
----------------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10 1,4                                                18,175           182
----------------------------------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05 1,4                                                  12,147         6,074
----------------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 1,4        18,600            --
----------------------------------------------------------------------------------------------------------
 Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 1,4                                  7,000           105
----------------------------------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,4                                    44,000        88,000
                                                                                             -------------
 Total Rights, Warrants and Certificates (Cost $43,878,223)                                    33,691,317

                     40 | OPPENHEIMER STRATEGIC INCOME FUND


                                                                                 Principal      Market Value
                                                                                   Amount         See Note 1
--------------------------------------------------------------------------------------------------------------

 Structured Notes--5.7%
 Bear Stearns Cos., Inc. (The), High Yield Index Linked Nts.:
 2.70%, 4/15/03                                                               $   10,000,000   $   11,408,000
 2.70%, 4/15/03                                                                    5,000,000        5,733,500
--------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (Nassau Branch),
 U.S. Dollar/Philippine Peso Linked Nts., 12.50%, 3/15/12 2 [PHP]                804,270,000       14,086,934
--------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York Branch),
 Russian Obligatzii Federal'nogo Zaima Linked Nts.:
 Series 27008, 10.028%, 5/21/03 1,2 [RUR]                                        116,856,260        3,706,182
 Series 27008, 10.028%, 5/21/03 1,2 [RUR]                                         10,781,020          341,928
 Series 27009, 10.028%, 6/4/03 1,2 [RUR]                                         133,795,850        4,250,682
 Series 27009, 10.028%, 6/4/03 1,2 [RUR]                                          10,781,020          342,512
 Series 27009, 10.028%, 6/4/03 1,2 [RUR]                                          95,614,902        3,037,677
 Series 27010, 10.028%, 9/17/03 1,2 [RUR]                                         72,157,470        2,311,063
 Series 27010, 10.028%, 9/17/03 1,2 [RUR]                                         10,781,020          345,295
 Series 27011, 10.028%, 10/8/03 1,2 [RUR]                                        131,512,500        4,219,213
 Series 27011, 10.028%, 10/8/03 1,2 [RUR]                                         10,781,020          345,879
 Series 28001, 10.028%, 1/21/04 1,2 [RUR]                                         10,781,020          345,913
--------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston International, U.S. Dollar/
 South African Rand Linked Nts., Series FBi 43, 1.196%, 5/23/22 2                 13,740,000       13,384,134
--------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG:
 Deposit Linked Nts. to Basket Emerging Market Currencies,
 0.98%, 9/24/03                                                                   27,465,000       28,250,499
 Indonesian Rupiah Linked Nts., 14%, 6/22/09                                      13,171,778       14,365,141
 Mexican Peso Linked Nts., 1.388%, 4/9/12 2                                       35,881,453       35,411,406
--------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank:
 EMBI Plus/Peruvian New Sol Linked Certificate of Deposit,
 1.80%, 12/19/03                                                                  17,610,000       15,521,253
 High Yield Index Credit Linked Trust Nts., 8.75%, 11/15/07                       88,365,000       92,120,512
 South African Rand Certificate of Deposit, 1.086%, 6/20/03 [ZAR]                115,827,103       15,225,368
--------------------------------------------------------------------------------------------------------------
 Russia (Government of) Federal Loan Obligatzii Federal'nogo
 Zaima Bonds, Series 27010, 10.028%, 9/17/03 1,2 [RUR]                           134,087,300        4,294,554
--------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney Holdings, Inc.:
 Chilean Peso Unsec. Linked Nts., 0.78%, 6/20/03 [CLP]                         5,060,232,000        6,891,854
 Mexican Nuevo Peso Index Linked Nts., 0.85%, 5/6/03 [MXN]                       331,289,290       31,486,122
 Mexican Nuevo Peso/Canadian Dollar Index Linked Nts., 0.85%, 5/2/03              13,965,000       13,776,472
--------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney, Inc.:
 Brazilian Real Currency-Indexed Credit Linked Nts., 0.78%, 3/18/04 7 [BRR]       28,975,237        6,979,766
 Chilean Peso Indexed Linked Nts., 0.77%, 4/14/03 [CLP]                        5,278,000,000        7,039,740
--------------------------------------------------------------------------------------------------------------
 Standard Chartered Bank, Indonesian Rupiah Linked Nts.,
 11.37%, 6/23/03                                                                   6,855,000        6,948,228
--------------------------------------------------------------------------------------------------------------
 Swiss Re Capital Markets Corp./Fujiyama Ltd. Catastrophe Linked Nts.,
 5.405%, 5/16/05 2,5                                                               2,500,000        2,505,550
                                                                                                 -------------
Total Structured Notes (Cost $339,393,001)                                                        344,675,377

                     41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                               Market Value
                                                     Date              Strike   Contracts       See Note 1
------------------------------------------------------------------------------------------------------------
 Options Purchased--0.0%
 Venezuela (Republic of) Debs., Series DL,
 2.312%, 12/18/07 Put 1,4                           4/30/03            72.500%     7,826       $    267,656
------------------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Debs., Series DL,
 2.312%, 12/18/07 Put 1,4                           6/10/03            73.375      7,776            483,679
                                                                                               -------------
 Total Options Purchased (Cost $831,239)                                                            751,335

                                                                               Principal
                                                                                  Amount
------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--1.8%

 Undivided interest of 36.08% in joint repurchase agreement (Market Value
 $300,097,000) with DB Alex Brown LLC, 1.30%, dated 3/31/03, to be repurchased at $108,272,910 on 4/1/03, collateralized by U.S. Treasury Bonds,
 8.75%--8.875%, 11/15/08--2/15/19, with a value of $306,844,843 (Cost
 $108,269,000)                                                              $108,269,000       $108,269,000

------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $7,707,686,425)                                 120.3%     7,302,555,274
------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                             (20.3)    (1,232,367,691)
                                                                            --------------------------------
 Net Assets                                                                        100.0%    $6,070,187,583
                                                                            ================================


Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP Argentine Peso             HUF Hungarian Forint
BRR Brazilian Real             JPY Japanese Yen
CAD Canadian Dollar            MXN Mexican Nuevo Peso
CLP Chilean Peso               NZD New Zealand Dollar
DEM German Mark                PHP Philippines Peso
EUR Euro                       RUR Russian Ruble
FRF French Franc               SEK Swedish Krona
GBP British Pound Sterling     ZAR South African Rand


1. Identifies issues considered to be illiquid or restricted--See Note 10 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Issuer is in default.
4. Non-income producing security.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $442,964,343 or 7.30% of the Fund's net assets as of March 31, 2003.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $52,197,001 or 0.86% of the Fund's net assets as of March 31, 2003.
7. When-issued security to be delivered and settled after March 31, 2003.
8. Zero coupon bond reflects effective yield on the date of purchase.

                     42 | OPPENHEIMER STRATEGIC INCOME FUND

Footnotes to Statement of Investments Continued

9. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                  Contracts      Expiration       Exercise      Premium    Market Value
                            Subject to Call           Dates          Price     Received      See Note 1
-------------------------------------------------------------------------------------------------------
 Mexican Nuevo Peso              28,060,000        6/13/03         10.70MXN    $311,466      $ 315,675

                                  Contracts
                             Subject to Put
-------------------------------------------------------------------------------------------------------
 Mexican Nuevo Peso              28,060,000        6/13/03         11.00MXN     659,410        515,603

                           Principal (000s)
                             Subject to Put
-------------------------------------------------------------------------------------------------------

 Venezuela (Republic of) Bonds,
 9.25%, 9/15/27                      $8,630        4/30/03           63.125%    457,390        346,925
 Venezuela (Republic of) Bonds,
 9.25%, 9/15/27                       7,755        6/10/03            64.25     314,078        407,138
                                                                             --------------------------
                                                                              1,430,878      1,269,666
                                                                             --------------------------
                                                                             $1,742,344     $1,585,341
                                                                             ==========================

10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
12. Securities with an aggregate market value of $27,325,748 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
13. Interest or dividend is paid-in-kind.
14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
15. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2003 amounts to $163,161. Transactions during the period in which the issuer was an affiliate are as follows:


                           Shares/Units                                Shares/Units
                          September 30,         Gross         Gross       March 31,       Unrealized
                                   2002     Additions    Reductions           2003      Depreciation
-----------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Prandium, Inc.               1,019,757          --          --          1,019,757     $  11,822,839
 Premier Holdings Ltd.          799,833          --          --            799,833                --
                                                                                       --------------
                                                                                       $  11,822,839
                                                                                       --------------

See accompanying Notes to Financial Statements.


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 March 31, 2003
----------------------------------------------------------------------------------------------------
 Assets
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $7,695,700,425)                                       $ 7,302,392,113
 Affiliated companies (cost $11,986,000)                                                    163,161
                                                                                    ----------------
                                                                                      7,302,555,274
----------------------------------------------------------------------------------------------------
 Cash                                                                                     1,286,879
----------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                    1,497,750
----------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                       147,526,210
 Interest, dividends and principal paydowns                                             105,643,789
 Shares of beneficial interest sold                                                       8,390,405
 Swap contract                                                                              475,945
 Other                                                                                      357,028
                                                                                    ----------------
 Total assets                                                                         7,567,733,280

----------------------------------------------------------------------------------------------------
 Liabilities

 Bank overdraft-foreign currencies (cost $166,632)                                          176,194
----------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                    7,628,168
----------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $1,742,344)--
 see accompanying statement                                                               1,585,341
----------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $1,332,985,513 purchased on a when-issued basis)    1,459,208,625
 Shares of beneficial interest redeemed                                                  10,968,796
 Dividends                                                                                5,368,206
 Closed foreign currency contracts                                                        4,069,890
 Distribution and service plan fees                                                       3,542,446
 Daily variation on futures contracts                                                     3,391,933
 Transfer and shareholder servicing agent fees                                              742,861
 Shareholder reports                                                                        564,270
 Trustees' compensation                                                                      11,949
 Other                                                                                      287,018
                                                                                    ----------------
 Total liabilities                                                                    1,497,545,697

----------------------------------------------------------------------------------------------------
 Net Assets                                                                         $ 6,070,187,583
                                                                                    ----------------

----------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                         $     1,586,358
----------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                           7,757,852,134
----------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                  (67,092,932)
----------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions      (1,207,512,035)
----------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                         (414,645,942)
                                                                                    ----------------
 Net Assets                                                                         $ 6,070,187,583
                                                                                    ----------------




                     44 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per
 share (based on net assets of
 $3,473,897,479 and 908,537,115 shares of
 beneficial interest outstanding)                                       $3.82
 Maximum offering price per share (net asset
 value plus sales charge of 4.75% of
 offering price)                                                        $4.01
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price per share
 (based on net assets of
 $1,761,577,693 and 459,117,917 shares of
 beneficial interest outstanding)                                       $3.84
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price per share
 (based on net assets of $619,256,236
 and 162,253,301 shares of beneficial
 interest outstanding)                                                  $3.82
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price per share
 (based on net assets of $22,415,762
 and 5,857,884 shares of beneficial
 interest outstanding)                                                  $3.83
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and
 offering price per share (based on net
 assets of $193,040,413 and 50,592,267
 shares of beneficial interest
 outstanding)                                                           $3.82



 See accompanying Notes to Financial Statements.


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended March 31, 2003
------------------------------------------------------------------------------------------------
 Investment Income
 Interest (net of foreign withholding taxes of $67,179)                           $ 233,496,828
------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $37,106)                              2,382,893
                                                                                  --------------
 Total investment income                                                            235,879,721

------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                     15,574,700
------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                              4,079,780
 Class B                                                                              8,910,678
 Class C                                                                              2,908,427
 Class N                                                                                 45,667
------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                              2,332,437
 Class B                                                                              1,060,684
 Class C                                                                                331,598
 Class N                                                                                 15,686
 Class Y                                                                                834,260
------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                            452,324
------------------------------------------------------------------------------------------------
 Shareholder reports                                                                    246,249
------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                  85,216
------------------------------------------------------------------------------------------------
 Other                                                                                  176,614
                                                                                  --------------
 Total expenses                                                                      37,054,320
 Less reduction to custodian expenses                                                   (45,354)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y       (531,017)
                                                                                  --------------
 Net expenses                                                                        36,477,949

------------------------------------------------------------------------------------------------
 Net Investment Income                                                              199,401,772

------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                             (256,061,200)
 Closing of futures contracts                                                       (24,195,837)
 Closing and expiration of option contracts written                                     373,344
 Foreign currency transactions                                                       38,292,211
                                                                                  --------------
 Net realized loss                                                                 (241,591,482)

------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                        506,705,847
 Translation of assets and liabilities denominated in foreign currencies             17,068,151
                                                                                  --------------
 Net change                                                                         523,773,998
                                                                                  --------------
 Net realized and unrealized gain                                                   282,182,516


------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                             $ 481,584,288
                                                                                  ==============


 See accompanying Notes to Financial Statements.

                     46 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Six Months              Year
                                                                                    Ended             Ended
                                                                           March 31, 2003     September 30,
                                                                              (Unaudited)              2002
--------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                     $   199,401,772    $   457,975,004
--------------------------------------------------------------------------------------------------------------
 Net realized loss                                                            (241,591,482)      (159,493,130)
--------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                         523,773,998         81,078,629
                                                                           -----------------------------------
 Net increase in net assets resulting from operations                          481,584,288        379,560,503

--------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                      (117,116,099)      (265,599,919)
 Class B                                                                       (56,278,084)      (151,627,069)
 Class C                                                                       (18,458,837)       (42,267,132)
 Class N                                                                          (616,531)          (694,273)
 Class Y                                                                        (5,858,411)       (10,529,269)
--------------------------------------------------------------------------------------------------------------
 Tax return of capital distribution:
 Class A                                                                                --        (15,387,732)
 Class B                                                                                --         (9,696,394)
 Class C                                                                                --         (2,693,708)
 Class N                                                                                --            (42,219)
 Class Y                                                                                --           (603,497)

--------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                       110,876,233         84,394,819
 Class B                                                                      (171,798,124)      (304,556,289)
 Class C                                                                        22,795,399         27,485,800
 Class N                                                                         5,999,994         12,727,093
 Class Y                                                                        32,288,519         52,746,414

--------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                     283,418,347       (246,782,872)
--------------------------------------------------------------------------------------------------------------
 Beginning of period                                                         5,786,769,236      6,033,552,108
                                                                           -----------------------------------
 End of period [including overdistributed net investment income
 of $67,092,932 and $68,166,742, respectively]                             $ 6,070,187,583    $ 5,786,769,236
                                                                           ===================================


 See accompanying Notes to Financial Statements.


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             Six Months                                                                Year
                                                  Ended                                                               Ended
                                         March 31, 2003                                                           Sept. 30,
 Class A                                    (Unaudited)             2002          2001        2000       1999          1998
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period            $ 3.64           $ 3.72        $ 4.18      $ 4.33     $ 4.59        $ 4.95
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .13              .32           .36         .43        .42           .42
 Net realized and unrealized gain (loss)            .18             (.08)         (.43)       (.17)      (.29)         (.37)
                                                 -----------------------------------------------------------------------------
 Total from investment operations                   .31              .24          (.07)        .26        .13           .05
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.13)            (.30)         (.26)       (.41)      (.39)         (.41)
 Tax return of capital distribution                  --             (.02)         (.13)         --         --            --
                                                 -----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.13)            (.32)         (.39)       (.41)      (.39)         (.41)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $3.82            $3.64         $3.72       $4.18      $4.33         $4.59
                                                 =============================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                8.69%            6.63%        (1.79)%      6.18%      2.91%         0.80%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $3,473,897       $3,202,825    $3,186,441  $3,431,763 $3,578,105    $3,950,818
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $3,325,584       $3,263,490    $3,349,859  $3,517,517 $3,798,380    $4,077,360
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             7.09%            7.91%         8.90%       9.98%      9.34%         8.48%
 Expenses                                          0.95%            1.01%         0.93%       0.95%      0.94%         0.92% 3
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             43%             117%          209%        136%       172%          104%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

                                                 Six Months                                                                Year
                                                      Ended                                                               Ended
                                             March 31, 2003                                                           Sept. 30,
  Class B                                       (Unaudited)      2002             2001         2000         1999           1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $3.66       $3.73           $4.19        $4.34         $4.61         $4.96
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .12         .28             .33          .39           .39           .37
 Net realized and unrealized gain (loss)               .18        (.05)           (.43)        (.17)         (.30)         (.35)
                                                     -----------------------------------------------------------------------------
 Total from investment operations                      .30         .23            (.10)         .22           .09           .02
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.12)       (.28)           (.24)        (.37)         (.36)         (.37)
 Tax return of capital distribution                     --        (.02)           (.12)          --            --            --
                                                     -----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.12)       (.30)           (.36)        (.37)         (.36)         (.37)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $3.84       $3.66           $3.73        $4.19         $4.34         $4.61
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   8.25%       6.11%          (2.53)%       5.37%         1.92%         0.26%

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $1,761,578  $1,847,182      $2,186,638   $2,581,391    $3,380,689    $4,040,704
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $1,786,563  $2,056,449      $2,394,886   $2,907,627    $3,838,145    $3,871,397
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                6.39%       7.22%           8.14%        9.01%         8.55%         7.73%
 Expenses                                             1.68%       1.75%           1.68%        1.71%         1.69%         1.67% 3
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                43%        117%            209%         136%          172%          104%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued

                                                  Six Months                                                                Year
                                                       Ended                                                               Ended
                                              March 31, 2003                                                           Sept. 30,
 Class C                                         (Unaudited)        2002         2001         2000        1999              1998
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $3.64        $3.71        $4.17        $4.32        $4.59           $4.95
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .12          .29          .33          .39          .39             .37
 Net realized and unrealized gain (loss)                .18         (.06)        (.43)        (.17)        (.30)           (.36)
                                                   --------------------------------------------------------------------------------
 Total from investment operations                       .30          .23         (.10)         .22          .09             .01
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.12)        (.28)        (.24)        (.37)        (.36)           (.37)
 Tax return of capital distribution                      --         (.02)        (.12)          --           --              --
                                                   --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.12)        (.30)        (.36)        (.37)        (.36)           (.37)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $3.82        $3.64        $3.71        $4.17        $4.32           $4.59
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    8.31%        6.15%       (2.54)%       5.39%        1.92%           0.05%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $619,256     $568,487     $553,399     $548,332     $610,686        $650,584
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $583,572     $571,292     $554,279     $568,742     $650,197        $546,577
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 6.35%        7.15%        8.15%        9.21%        8.58%           7.73%
 Expenses                                              1.67%        1.75%        1.68%        1.71%        1.69%           1.67% 3
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 43%         117%         209%         136%         172%            104%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

                                                         Six Months                   Year
                                                              Ended                  Ended
                                                     March 31, 2003              Sept. 30,
 Class N                                                 (Unaudited)       2002     2001 1
-------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                         $ 3.65      $ 3.72    $ 4.13
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                           .13         .30       .22
 Net realized and unrealized gain (loss)                         .18        (.05)     (.41)
                                                              -----------------------------
 Total from investment operations                                .31         .25      (.19)
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.13)       (.30)     (.15)
 Tax return of capital distribution                               --        (.02)     (.07)
                                                              -----------------------------
 Total dividends and/or distributions
 to shareholders                                                (.13)       (.32)     (.22)
-------------------------------------------------------------------------------------------
 Net asset value, end of period                                $3.83       $3.65     $3.72
                                                              =============================

-------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                             8.52%       6.70%    (4.61)

-------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $22,416     $15,508    $3,215
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $18,356     $ 8,954    $1,348
-------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                          6.67%       7.07%     9.74%
 Expenses                                                       1.23%       1.22%     0.98%
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          43%        117%      209%


1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued

                                                 Six Months                                                                 Year
                                                      Ended                                                                Ended
                                             March 31, 2003                                                            Sept. 30,
 Class Y                                        (Unaudited)         2002         2001         2000         1999           1998 1
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $ 3.64       $ 3.71       $ 4.17       $ 4.32       $ 4.59           $ 4.90
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .13          .32          .36          .46          .44              .29
 Net realized and unrealized gain (loss)                .18         (.06)        (.42)        (.19)        (.30)            (.32)
                                                   --------------------------------------------------------------------------------
 Total from investment operations                       .31          .26         (.06)         .27          .14             (.03)
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.13)        (.31)        (.26)        (.42)        (.41)            (.28)
 Tax return of capital distribution                      --         (.02)        (.14)          --           --               --
                                                   --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.13)        (.33)        (.40)        (.42)        (.41)            (.28)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $3.82        $3.64        $3.71        $4.17        $4.32            $4.59
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                    8.68%        7.06%       (1.58)%       6.55%        3.07%           (0.64)%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $193,040     $152,767     $103,858      $75,748      $48,566           $6,907
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $166,482     $127,992     $ 94,400      $57,127      $32,310           $4,344
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                 7.05%        7.86%        9.09%       11.39%       10.16%            8.82%
 Expenses                                              1.56%        1.74%        1.35%        0.83%        0.57%            0.58% 4
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses                                 0.92%        0.90%        0.78%        0.83%        0.57%            0.58%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 43%         117%         209%         136%         172%             104%


1. For the period from January 26, 1998 (inception of offering) to September 30, 1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Strategic Income Fund (the Fund) is a separate series of Oppenheimer Strategic Funds Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2003, the market value of these securities comprised 5.7% of the Fund's net assets and resulted in unrealized gains in



                     53 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued the current period of $5,282,376. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date.Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2003, the Fund had entered into when-issued purchase commitments of $1,332,985,513.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2003, securities with an aggregate market value of $82,518,431, representing 1.36% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.



                     54 | OPPENHEIMER STRATEGIC INCOME FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of March 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $1,103,157,558. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period, the Fund used $0 of carryforward to offset capital gains realized.

 As of September 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2004     $ 114,650,580
                              2007        16,381,920
                              2008       358,683,799
                              2009        52,578,252
                              2010       185,647,798
                                       -------------
                              Total    $ 727,942,349
                                       =============

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
 (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended March 31, 2003 and the year ended September 30, 2002 was as follows:

                                         Six Months Ended           Year Ended
                                           March 31, 2003   September 30, 2002
                 -------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $198,327,962         $470,717,662
                 Long-term capital gain                --                   --
                 Return of capital                     --           28,423,550
                                             ---------------------------------
                 Total                       $198,327,962         $499,141,212
                                             =================================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     56 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           Six Months Ended March 31, 2003      Year Ended September 30, 2002
                               Shares             Amount            Shares         Amount
----------------------------------------------------------------------------------------------
 Class A
 Sold                        110,422,702       $411,889,948      172,101,425     $646,946,497
 Dividends and/or
 distributions reinvested     20,881,730         77,896,403       48,064,194      180,500,573
 Redeemed                   (101,729,621)      (378,910,118)    (197,799,204)    (743,052,251)
                          --------------------------------------------------------------------
 Net increase                 29,574,811       $110,876,233       22,366,415      $84,394,819
                          ====================================================================

----------------------------------------------------------------------------------------------
 Class B
 Sold                         33,617,986       $125,970,155       72,239,653     $272,446,824
 Dividends and/or
 distributions reinvested      8,973,325         33,555,755       24,126,021       90,899,162
 Redeemed                    (88,680,501)      (331,324,034)    (177,141,272)    (667,902,275)
                          --------------------------------------------------------------------
 Net decrease                (46,089,190)     $(171,798,124)     (80,775,598)   $(304,556,289)
                          ====================================================================

----------------------------------------------------------------------------------------------
 Class C
 Sold                         21,384,759        $79,959,200       38,283,028     $143,665,045
 Dividends and/or
 distributions reinvested      3,293,884         12,259,691        7,553,119       28,283,682
 Redeemed                    (18,714,722)       (69,423,492)     (38,550,880)    (144,462,927)
                          --------------------------------------------------------------------
 Net increase                  5,963,921        $22,795,399        7,285,267      $27,485,800
                          ====================================================================

----------------------------------------------------------------------------------------------
 Class N
 Sold                          1,967,532         $7,347,407        3,786,342      $14,209,840
 Dividends and/or
 distributions reinvested        154,837            578,306          187,836          702,952
 Redeemed                       (517,531)        (1,925,719)        (585,248)      (2,185,699)
                          --------------------------------------------------------------------
 Net increase                  1,604,838         $5,999,994        3,388,930      $12,727,093
                          ====================================================================

----------------------------------------------------------------------------------------------
 Class Y
 Sold                         18,816,484        $70,358,324       25,193,404      $94,584,057
 Dividends and/or
 distributions reinvested      1,187,917          4,431,067        2,410,896        9,023,067
 Redeemed                    (11,433,236)       (42,500,872)     (13,562,379)     (50,860,710)
                          --------------------------------------------------------------------
 Net increase                  8,571,165        $32,288,519       14,041,921      $52,746,414
                          ====================================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2003, were $3,368,758,940 and $3,092,704,997, respectively.



                     57 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                Aggregate         Class A      Concessions     Concessions     Concessions        Concessions
                Front-End       Front-End       on Class A      on Class B      on Class C         on Class N
            Sales Charges   Sales Charges           Shares          Shares          Shares             Shares
 Six Months    on Class A     Retained by      Advanced by     Advanced by     Advanced by        Advanced by
 Ended             Shares     Distributor    Distributor 1   Distributor 1   Distributor 1      Distributor 1
--------------------------------------------------------------------------------------------------------------
 March 31, 2003  $2,143,360     $632,654        $207,401        $3,104,225        $476,660           $60,449


1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A       Class B        Class C        Class N
                            Contingent    Contingent     Contingent     Contingent
                              Deferred      Deferred       Deferred       Deferred
                         Sales Charges Sales Charges  Sales Charges  Sales Charges
                           Retained by   Retained by    Retained by    Retained by
 Six Months Ended          Distributor   Distributor    Distributor    Distributor
-----------------------------------------------------------------------------------
 March 31, 2003                $19,920    $4,981,640        $49,883         $5,747

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended March 31, 2003, payments under the Class A Plan totaled $4,079,780, all of which were paid by the Distributor to recipients, and included $225,533 paid to an



                     58 | OPPENHEIMER STRATEGIC INCOME FUND
 affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended March 31, 2003, were as follows:

                                                                            Distributor's
                                                           Distributor's        Aggregate
                                                               Aggregate     Unreimbursed
                                                            Unreimbursed    Expenses as %
                        Total Payments    Amount Retained       Expenses    of Net Assets
                            Under Plan     by Distributor     Under Plan         of Class
------------------------------------------------------------------------------------------
 Class B Plan               $8,910,678        $6,880,778   $106,089,033              6.02%
 Class C Plan                2,908,427           507,956     17,754,271              2.87
 Class N Plan                   45,667            38,565        449,321              2.00

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

                     59 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 5. Foreign Currency Contracts Continued
 As of March 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                                    Contract           Valuation
                                    Expiration        Amount               as of     Unrealized    Unrealized
 Contract Description                    Dates        (000s)      March 31, 2003   Appreciation  Depreciation
--------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Australian Dollar [AUD]        4/28/03-6/5/03      94,715AUD        $56,927,682   $   170,109    $   576,206
 British Pound Sterling [GBP]   4/16/03-5/7/03      19,580GBP         30,886,146            --        397,190
 Euro [EUR]                            5/12/03       4,190EUR          4,565,230        55,743             --
 Japanese Yen [JPY]            4/25/03-5/27/03  18,247,000JPY        154,064,772       372,645      1,737,133
 New Zealand Dollar [NZD]              4/28/03      27,415NZD         15,139,569       190,169             --
 Norwegian Krone [NOK]                 4/28/03     102,355NOK         14,057,537       168,347             --
                                                                                   ---------------------------
                                                                                       957,013      2,710,529
                                                                                   ---------------------------
 Contracts to Sell
 British Pound Sterling [GBP]           9/8/03       9,700GBP         15,175,580         4,920             --
 Canadian Dollar [CAD]                 5/21/03      31,720CAD         21,504,953            --        498,748
 Euro [EUR]                     4/7/03-5/27/03      97,015EUR        105,724,068       121,654      3,553,225
 Japanese Yen [JPY]             4/7/03-4/28/03   3,195,000JPY         26,952,123            --        224,613
 New Zealand Dollar [NZD]               6/5/03      75,910NZD         41,715,887       414,163             --
 Phillipine Peso [PHP]                 4/25/03     864,669PHP         16,076,225            --        306,225
 Swiss Franc [CHF]                     4/28/03      20,390CHF         15,099,491            --        334,828
                                                                                   ---------------------------
                                                                                       540,737      4,917,639
                                                                                   ---------------------------
 Total Unrealized Appreciation and Depreciation                                     $1,497,750     $7,628,168
                                                                                   ===========================


--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation

                     60 | OPPENHEIMER STRATEGIC INCOME FUND
margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of March 31, 2003, the Fund had outstanding futures contracts as follows:



                                                                                 Unrealized
                                Expiration    Number of     Valuation as of    Appreciation
 Contract Description                Dates    Contracts      March 31, 2003   (Depreciation)
----------------------------------------------------------------------------------------------
 Contracts to Purchase
 DAX Index                           6/20/03      48        $   3,195,034    $    (212,561)
 Euro-Bundesobligation               6/6/03    2,200          268,151,490        1,179,771
 Euro-Bundesobligation               6/6/03      120           15,021,896          (92,970)
 FTSE 100 Index                      6/20/03      12              685,212          (25,369)
 Japan (Government of) Bonds         6/11/03      12           14,477,315            5,529
 NASDAQ 100 Index                    6/19/03     120           12,252,000          (69,800)
 Nikkei 225 Index                    6/12/03      24              952,800          (43,966)
 U.S. Long Bonds                     6/19/03   1,394          157,173,500       (2,744,438)
 U.S. Treasury Nts., 2 yr.           6/26/03   1,188          256,051,125          612,563
 U.S. Treasury Nts., 10 yr.          6/19/03   2,202          252,954,750          958,844
 United Kingdom Long Gilt            6/26/03      24            4,571,999           52,207
                                                                              ----------------
                                                                                  (380,190)
                                                                              ----------------
 Contracts to Sell
 U.S. Long Bonds                     6/19/03   3,882          437,695,500         (410,184)
 U.S. Treasury Nts., 2 yr.           6/26/03   4,124          888,850,875       (2,039,750)
 U.S. Treasury Nts., 5 yr.           6/19/03   4,713          534,925,500       (1,370,138)
 U.S. Treasury Nts., 10 yr.          6/19/03   1,306          150,026,750         (448,938)
                                                                              ----------------
                                                                                (4,269,010)
                                                                              ----------------
                                                                               $(4,649,200)
                                                                              ================


--------------------------------------------------------------------------------
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


                     61 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 7. Option Activity Continued
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended March 31, 2003 was as follows:

                                        Call Options                   Put Options
                        ---------------------------- -------------------------------
                        Principal (000s)/            Principal (000s)/
                             Number of     Amount of      Number of      Amount of
                             Contracts      Premiums      Contracts       Premiums
------------------------------------------------------------------------------------
 Options outstanding as of
 September 30, 2002                 --    $       --             --     $       --
 Options written           142,887,100     1,438,271     28,084,550      1,806,467
 Options closed or expired          --            --         (8,165)      (375,590)
 Options exercised        (114,827,100)   (1,126,804)            --             --
                          ----------------------------------------------------------
 Options outstanding as of
 March 31, 2003             28,060,000    $  311,467     28,076,385     $1,430,877
                          ==========================================================

--------------------------------------------------------------------------------
 8. Interest Rate Swap Contracts
 The Fund may enter into an interest rate swap transaction to seek to maintain a total return or yield spread on a particular investment or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.
    Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.



                     62 | OPPENHEIMER STRATEGIC INCOME FUND

 As of March 31, 2003, the Fund had entered into the following interest rate swap agreements:

                                                  Floating Rage
                                   Rate Paid by     Received by                                      Unrealized
 Swap                  Notional     the Fund at     the Fund at         Floating    Termination    Appreciation
 Counterparty         Principal  March 31, 2003  March 31, 2003       Rate Index           Date   (Depreciation)
---------------------------------------------------------------------------------------------------------------
                                                                     Three-Month
                                                                       LIBOR BBA
 Deutsche Bank      $43,910,000         3.1025%      1.33063%               flat          3/4/08$      245,692
                                                                     Three-Month
 JPMorgan                                                              LIBOR BBA
 Chase Bank          62,015,000           3.23          1.34                flat         2/24/08        (4,428)
                                                                     Three-Month
 JPMorgan                                                              LIBOR BBA
 Chase Bank          31,600,000          3.052        1.3175            BBA Rate         3/10/08       272,684
                                                                                                      ---------
                                                                                                      $513,948
                                                                                                      =========


--------------------------------------------------------------------------------
 9. Credit Swap Transactions
 The Fund may enter into a credit swap transaction to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations).
    During the six months ended March 31, 2003, the Fund entered into a transaction to hedge credit risk. The Fund pays an annual 2% interest fee on the notional amount in exchange for the counterparty paying in a potential credit event. Information regarding the credit swap is as follows:

                                                                                         Unrealized
                                 Expiration      Notional     Valuation as of          Appreciation
 Contract Description                Date          Amount      March 31, 2003         (Depreciation)
----------------------------------------------------------------------------------------------------
 Deutsche Bank AG, United
 Mexican States Credit Nts.        1/24/13      $10,450,000      $(261,250)              $(261,250)
 J.P. Morgan Chase Bank, Jordan
 (Kingdom of) Credit Nts.           6/6/06        4,350,000        223,247                 223,247
                                                                                         -----------
                                                                                         $ (38,003)
                                                                                         ===========


                     63 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 10. Illiquid or Restricted Securities
 As of March 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2003 was $605,160,991, which represents 9.97% of the Fund's net assets, of which $176,194 is considered restricted. Information concerning restricted securities is as follows:

                                                                       Valuation
                                   Acquisition                             as of     Unrealized
 Security                                Dates          Cost      March 31, 2003  Depreciation
----------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Geotek Communications, Inc.             4/6/00          $  --       $     --       $     --
 Geotek Communications, Inc.,
  Series B, Escrow shares                1/4/01          2,500             --          2,500
 Internet Commerce &
  Communications, Inc. Wts.,
  Exp. 7/3/03                           9/29/98             --             --             --
 Real Time Data Co. Wts.,
  Exp. 5/31/04                          6/30/99         22,515             --         22,515

 Currency
 Argentine Peso                         1/15/02         35,599         26,485          9,114
 Russian Ruble (overdraft)      3/10/03-3/28/03        202,231        202,679            448


--------------------------------------------------------------------------------
 11. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund has the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through November 12, 2002.

                    64 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2003.


                     65 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND


--------------------------------------------------------------------------------
 Trustees and Officers     James C. Swain, Chairman and Trustee
                           John V. Murphy, President and Trustee
                           William L. Armstrong, Trustee
                           Robert G. Avis, Trustee
                           George C. Bowen, Trustee
                           Edward L. Cameron, Trustee
                           Jon S. Fossel, Trustee
                           Sam Freedman, Trustee
                           Beverly L. Hamilton, Trustee
                           Robert J. Malone, Trustee
                           F. William Marshall, Jr., Trustee
                           Arthur P. Steinmetz, Vice President
                           Robert G. Zack, Vice President and Secretary
                           Brian W. Wixted, Treasurer


--------------------------------------------------------------------------------
 Investment Advisor        OppenheimerFunds, Inc.


--------------------------------------------------------------------------------
 Distributor               OppenheimerFunds Distributor, Inc.


--------------------------------------------------------------------------------
 Transfer and Shareholder  OppenheimerFunds Services
 Servicing Agent


--------------------------------------------------------------------------------
 Independent Auditors      Deloitte & Touche LLP


--------------------------------------------------------------------------------
 Legal Counsel to          Myer, Swanson, Adams & Wolf, P.C.
 the Fund


--------------------------------------------------------------------------------
 Legal Counsel to the      Mayer Brown Rowe & Maw
 Independent Trustees

                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


(C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.


                     66 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMERFUNDS FAMILY


---------------------------------------------------------------------------------------------------------------------
 Global Equity          Developing Markets Fund                                 Global Fund
                        International Small Company Fund                        Quest Global Value Fund, Inc.
                        International Growth Fund                               Global Opportunities Fund 1
---------------------------------------------------------------------------------------------------------------------
 Equity                 Stock                                                   Stock & Bond
                        Emerging Technologies Fund                              Quest Opportunity Value Fund
                        Emerging Growth Fund                                    Total Return Fund, Inc.
                        Enterprise Fund                                         Quest Balanced Value Fund
                        Discovery Fund                                          Capital Income Fund
                        Main Street Small Cap Fund(R)                           Multiple Strategies Fund
                        Small Cap Value Fund                                    Disciplined Allocation Fund
                        MidCap Fund                                             Convertible Securities Fund
                        Main Street Opportunity Fund(R)                         Specialty
                        Growth Fund                                             Real Asset Fund(R)
                        Capital Appreciation Fund                               Gold & Special Minerals Fund
                        Main Street Fund(R)2                                    Tremont Market Neutral Fund, LLC 3
                        Value Fund                                              Tremont Opportunity Fund, LLC 3
                        Quest Capital Value Fund, Inc.
                        Quest Value Fund, Inc.
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
---------------------------------------------------------------------------------------------------------------------
 Income                 Taxable                                                 Rochester Division
                        International Bond Fund                                 California Municipal Fund 5
                        High Yield Fund                                         New Jersey Municipal Fund 5
                        Champion Income Fund                                    AMT-Free New York Municipals 5,6
                        Strategic Income Fund                                   Municipal Bond Fund
                        Bond Fund                                               Limited Term Municipal Fund
                        Total Return Bond Fund                                  Rochester National Municipals
                        Senior Floating Rate Fund                               Rochester Fund Municipals
                        U.S. Government Trust                                   Limited Term New York Municipal Fund
                        Limited-Term Government Fund                            Pennsylvania Municipal Fund 5
                        Capital Preservation Fund 4
---------------------------------------------------------------------------------------------------------------------
 Select Managers        Stock                                                   Stock & Bond
                        Mercury Advisors Focus Growth Fund                      QM Active Balanced Fund 4
                        Gartmore Millennium Growth Fund II
                        Jennison Growth Fund
                        Salomon Brothers All Cap Fund
                        Mercury Advisors S&P 500(R) Index Fund 4
---------------------------------------------------------------------------------------------------------------------
 Money Market 7         Money Market Fund, Inc.                                 Cash Reserves

1. The Fund's  name  changed  from  Oppenheimer  Global  Growth & Income Fund on
6/1/03.
2. The Fund's name changed from Oppenheimer Main Street Growth & Income Fund(R) on 4/30/03.
3. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
4. Available only through qualified retirement plans.
5. Available to investors only in certain states.
6. The Fund's name changed from Oppenheimer New York Municipal Fund on 1/22/03.
7. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


                     67 | OPPENHEIMER STRATEGIC INCOME FUND

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                     68 | OPPENHEIMER STRATEGIC INCOME FUND

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RS0230.001.0303   May 30, 2003